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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file
number 811-03826
AIM Sector Funds (Invesco Sector Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 4/30
Date of reporting period: 10/31/10

*	Funds included are: Invesco Energy Fund, Invesco Financial Services Fund, Invesco Gold & Precious Metals Fund, Invesco Leisure Fund, Invesco Small-Mid Special Value Fund, Invesco Technology Fund and Invesco Utilities Fund.

Item 1. Reports to Stockholders.

Invesco Energy Fund
Semiannual Report to Shareholders  ■ October 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/10 to 10/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.06%

Class B Shares	-2.41

Class C Shares	-2.40

Class Y Shares	-1.95

Investor Class Shares	-2.06

Institutional Class Shares	-1.83

S&P 500 Index▼ (Broad Market Index)	0.76

Dow Jones U.S. Oil & Gas Index▼ (Style-Specific Index)	-0.96

Lipper Natural Resource Funds Index▼ (Peer Group Index)	-1.78

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
      The Dow Jones U.S. Oil & Gas Index is an unmanaged index considered representative of the U.S. energy market.
      The Lipper Natural Resource Funds Index is an unmanaged index considered representative of natural resource funds tracked by Lipper.
      The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Energy Fund

Average Annual Total Returns
As of 10/31/10, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	12.19%

5 Years	5.28

1 Year	-0.27

Class B Shares

Inception (3/28/02)	12.16%

5 Years	5.41

1 Year	-0.22

Class C Shares

Inception (2/14/00)	13.36%

10 Years	10.59

5 Years	5.69

1 Year	3.77

Class Y Shares

10 Years	11.44%

5 Years	6.58

1 Year	5.82

Investor Class Shares

Inception (1/19/84)	9.95%

10 Years	11.38

5 Years	6.47

1 Year	5.54

Institutional Class Shares

Inception (1/31/06)	2.77%

1 Year	6.03
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares performance reflects any applicable fee waivers or expense reimbursements.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date

Average Annual Total Returns
As of 9/30/10, the most recent calendar quarter-end including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	11.79%

5 Years	2.81

1 Year	-4.98

Class B Shares

Inception (3/28/02)	11.77%

5 Years	2.94

1 Year	-5.21

Class C Shares

Inception (2/14/00)	13.06%

10 Years	8.99

5 Years	3.21

1 Year	-1.20

Class Y Shares

10 Years	9.82%

5 Years	4.08

1 Year	0.80

Investor Class Shares

Inception (1/19/84)	9.82%

10 Years	9.76

5 Years	3.97

1 Year	0.55

Institutional Class Shares

Inception (1/31/06)	1.95%

1 Year	1.01
of this report for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares was 1.19%, 1.94%, 1.94%, 0.94%, 1.19% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past for Class B and Class C shares, performance would have been lower.

3	Invesco Energy Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it‘s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you‘ve made the right choice.
      To that end, I‘m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley‘s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
      It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
      As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we are a strong organization with a single focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco

4	Invesco Energy Fund

Schedule of Investments(a)

October 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.90%
Coal & Consumable Fuels–5.69%
Arch Coal, Inc.	933,459	$22,953,757

Peabody Energy Corp.	1,120,992	59,300,477

		82,254,234

Integrated Oil & Gas–20.00%
BG Group PLC (United Kingdom)	807,245	15,704,040

BP PLC–ADR (United Kingdom)	158,516	6,472,208

Chevron Corp.	868,088	71,712,750

Exxon Mobil Corp.	722,299	48,011,215

Hess Corp.	577,776	36,417,221

Murphy Oil Corp.	131,214	8,549,904

Occidental Petroleum Corp.	446,227	35,086,829

Royal Dutch Shell PLC–Class A (United Kingdom)	756,575	24,535,535

Suncor Energy Inc. (Canada)	355,224	11,370,720

Total S.A.–ADR (France)	577,894	31,483,665

		289,344,087

Oil & Gas Drilling–9.69%
Ensco PLC–ADR (United Kingdom)	481,298	22,303,349

Helmerich & Payne, Inc.	1,136,000	48,598,080

Pride International, Inc.(b)	1,396,605	42,345,064

Rowan Cos., Inc.(b)	266,400	8,764,560

Transocean Ltd.(b)	286,671	18,163,475

		140,174,528

Oil & Gas Equipment & Services–35.85%
Baker Hughes Inc.	1,300,764	60,264,396

Cameron International Corp.(b)	1,519,172	66,463,775

Core Laboratories N.V. (Netherlands)(c)	188,000	14,620,760

Dresser-Rand Group, Inc.(b)	518,000	17,725,960

Dril-Quip, Inc.(b)	206,000	14,234,600

FMC Technologies, Inc.(b)	445,395	32,112,979

Halliburton Co.	2,555,109	81,405,773

Key Energy Services, Inc.(b)	786,382	7,745,863

National Oilwell Varco Inc.	1,477,514	79,431,153

Oceaneering International, Inc.(b)	271,776	16,814,781

Schlumberger Ltd.	1,315,529	91,942,322

Weatherford International Ltd.(b)	2,128,619	35,782,085

		518,544,447

Oil & Gas Exploration & Production–25.70%
Anadarko Petroleum Corp.	1,196,628	73,676,386

Apache Corp.	708,766	71,599,541

Cabot Oil & Gas Corp.	242,909	7,039,503

Canadian Natural Resources Ltd. (Canada)	442,000	16,091,244

Comstock Resources, Inc.(b)	376,028	8,404,226

Concho Resources Inc.(b)	118,787	8,157,103

Continental Resources, Inc.(b)	155,698	7,400,326

EOG Resources, Inc.	453,961	43,453,147

Newfield Exploration Co.(b)	540,000	32,194,800

Nexen Inc. (Canada)	343,388	7,310,731

Niko Resources Ltd. (Canada)	144,092	13,746,594

Noble Energy, Inc.	94,263	7,680,549

Plains Exploration & Production Co.(b)	520,968	14,519,378

Southwestern Energy Co.(b)	627,637	21,245,512

Talisman Energy Inc. (Canada)	834,492	15,137,685

Tullow Oil PLC (United Kingdom)(b)	891,758	16,932,037

Ultra Petroleum Corp.(b)	176,120	7,247,338

		371,836,100

Oil & Gas Refining & Marketing–0.97%
Valero Energy Corp.	783,000	14,054,850

Total Common Stocks & Other Equity Interests (Cost $1,181,108,839)		1,416,208,246

Money Market Funds–2.01%
Liquid Assets Portfolio–Institutional Class(d)	14,569,976	14,569,976

Premier Portfolio–Institutional Class(d)	14,569,976	14,569,976

Total Money Market Funds (Cost $29,139,952)		29,139,952

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.91% (Cost $1,210,248,791)		1,445,348,198

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.78%
Liquid Assets Portfolio–Institutional Class (Cost $11,244,750)(d)(e)	11,244,750	11,244,750

TOTAL INVESTMENTS–100.69% (Cost $1,221,493,541)		1,456,592,948

OTHER ASSETS LESS LIABILITIES–(0.69)%		(9,958,503)

NET ASSETS–100.00%		$1,446,634,445

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2010.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Energy Fund

Statement of Assets and Liabilities

October 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,181,108,839)*	$1,416,208,246

Investments in affiliated money market funds, at value and cost	40,384,702

Total investments, at value (Cost $1,221,493,541)	1,456,592,948

Receivables for:
Investments sold	10,337,096

Fund shares sold	2,580,146

Dividends	354,913

Investment for trustee deferred compensation and retirement plans	37,107

Other assets	42,103

Total assets	1,469,944,313

Liabilities:
Payables for:
Investments purchased	7,058,844

Fund shares reacquired	3,400,928

Collateral upon return of securities loaned	11,244,750

Accrued fees to affiliates	1,328,877

Accrued other operating expenses	133,414

Trustee deferred compensation and retirement plans	143,055

Total liabilities	23,309,868

Net assets applicable to shares outstanding	$1,446,634,445

Net assets consist of:
Shares of beneficial interest	$1,419,674,470

Undistributed net investment income	502,416

Undistributed net realized gain (loss)	(208,642,258)

Unrealized appreciation	235,099,817

$1,446,634,445

Net Assets:
Class A	$671,903,709

Class B	$93,923,106

Class C	$192,417,764

Class Y	$47,860,046

Investor Class	$431,995,751

Institutional Class	$8,534,069

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	19,057,464

Class B	2,894,023

Class C	6,076,674

Class Y	1,356,898

Investor Class	12,296,463

Institutional Class	237,516

Class A:
Net asset value per share	$35.26

Maximum offering price per share (Net asset value of $35.26 divided by 94.50%)	$37.31

Class B:
Net asset value and offering price per share	$32.45

Class C:
Net asset value and offering price per share	$31.66

Class Y:
Net asset value and offering price per share	$35.27

Investor Class:
Net asset value and offering price per share	$35.13

Institutional Class:
Net asset value and offering price per share	$35.93

*	At October 31, 2010, securities with an aggregate value of $10,965,570 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Energy Fund

Statement of Operations

For the six months ended October 31, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $270,935)	$8,531,525

Dividends from affiliated money market funds (includes securities lending income of $54,312)	86,675

Total investment income	8,618,200

Expenses:
Advisory fees	4,386,672

Administrative services fees	186,513

Custodian fees	23,715

Distribution fees:
Class A	816,711

Class B	465,461

Class C	922,570

Investor Class	524,633

Transfer agent fees — A, B, C, Y and Investor	1,623,137

Transfer agent fees — Institutional	3,716

Trustees’ and officers’ fees and benefits	23,956

Other	194,422

Total expenses	9,171,506

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(36,300)

Net expenses	9,135,206

Net investment income (loss)	(517,006)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	8,531,651

Foreign currencies	39,146

8,570,797

Change in net unrealized appreciation (depreciation) of:
Investment securities	(51,901,837)

Foreign currencies	(29,708)

(51,931,545)

Net realized and unrealized gain (loss)	(43,360,748)

Net increase (decrease) in net assets resulting from operations	$(43,877,754)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Energy Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2010, the period from April 1, 2010 through April 30, 2010 and the year ended March 31, 2010
(Unaudited)

	Six months ended	One month ended	Year ended
	October 31,	April 30,	March 31,
	2010	2010	2010

Operations:
Net investment income (loss)	$(517,006)	$(1,529,069)	$1,150,954

Net realized gain (loss)	8,570,797	(10,601,104)	(91,999,348)

Change in net unrealized appreciation (depreciation)	(51,931,545)	40,501,549	576,969,050

Net increase (decrease) in net assets resulting from operations	(43,877,754)	28,371,376	486,120,656

Distributions to shareholders from net investment income:
Class A	—	—	(471,373)

Class Y	—	—	(68,506)

Investor Class	—	—	(316,411)

Institutional Class	—	—	(18,150)

Total distributions from net investment income	—	—	(874,440)

Share transactions–net:
Class A	(51,149,528)	4,375,505	48,938,107

Class B	(12,140,809)	(1,048,003)	(5,406,885)

Class C	(9,188,141)	(1,228,722)	23,386,251

Class Y	436,098	346,552	31,405,042

Investor Class	(38,531,680)	319,346	(18,916,995)

Institutional Class	916,982	1,158,868	1,697,195

Net increase (decrease) in net assets resulting from share transactions	(109,657,078)	3,923,546	81,102,715

Net increase (decrease) in net assets	(153,534,832)	32,294,922	566,348,931

Net assets:
Beginning of period	1,600,169,277	1,567,874,355	1,001,525,424

End of period (includes undistributed net investment income of $502,416, $1,019,422 and $895,243, respectively)	$1,446,634,445	$1,600,169,277	$1,567,874,355

Notes to Financial Statements

October 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Energy Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

8        Invesco Energy Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE.
Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

9        Invesco Energy Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Funds may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these

10        Invesco Energy Fund

contracts are included in the Statement of Operations. The Funds could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least August 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2011. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2010, the Adviser waived advisory fees of $31,239.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended October 31, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $2,548.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2010, expenses incurred under the Plan are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance

11        Invesco Energy Fund

to the shareholder. During the six months ended October 31, 2010, IDI advised the Fund that IDI retained $63,651 in front-end sales commissions from the sale of Class A shares and $61, $102,160 and $22,121 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Supplemental Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,416,353,373	$40,239,575	$—	$1,456,592,948

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2010, the Fund engaged in securities purchases of $34,137.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,513.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2010, the Fund paid legal fees of $4,307 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12        Invesco Energy Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2016	$13,164,171

April 30, 2017	167,660,681

April 30, 2018	29,171,183

Total capital loss carryforward	$209,996,035

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2010 was $423,613,938 and $548,748,224, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$236,103,238

Aggregate unrealized (depreciation) of investment securities	(8,220,850)

Net unrealized appreciation of investment securities	$227,882,388

Cost of investments for tax purposes is $1,228,710,560.

13        Invesco Energy Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		One month ended		Year ended
	October 31, 2010(a)		April 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	2,457,476	$79,673,293	552,138	$20,354,005	8,327,780	$267,638,803

Class B	171,639	5,103,499	53,858	1,831,629	803,280	23,897,492

Class C	623,876	18,131,677	166,402	5,515,665	2,235,710	65,084,582

Class Y	321,119	10,421,618	62,387	2,294,781	1,390,407	45,500,983

Investor Class	1,012,795	32,880,584	289,815	10,617,907	3,710,094	120,348,496

Institutional Class	62,548	2,044,953	44,412	1,651,654	183,375	6,361,877

Issued as reinvestment of dividends:
Class A	—	—	—	—	13,291	442,945

Class B	—	—	—	—	—	—

Class Y	—	—	—	—	1,466	48,766

Investor Class	—	—	—	—	9,299	308,815

Institutional Class	—	—	—	—	524	17,731

Automatic conversion of Class B shares to Class A shares:
Class A	102,069	3,342,471	32,533	1,194,598	274,993	8,868,445

Class B	(110,714)	(3,342,471)	(35,208)	(1,194,598)	(296,494)	(8,868,445)

Reacquired:
Class A	(4,147,271)	(134,165,292)	(465,311)	(17,173,098)	(7,042,337)	(228,012,086)

Class B	(467,854)	(13,901,837)	(49,482)	(1,685,034)	(683,544)	(20,435,932)

Class C	(941,244)	(27,319,818)	(202,135)	(6,744,387)	(1,430,084)	(41,698,331)

Class Y	(307,179)	(9,985,520)	(52,977)	(1,948,229)	(431,095)	(14,144,707)

Investor Class	(2,212,879)	(71,412,264)	(280,937)	(10,298,561)	(4,329,750)	(139,574,306)

Institutional Class	(34,522)	(1,127,971)	(13,338)	(492,786)	(145,947)	(4,682,413)

Net increase (decrease) in share activity	(3,470,141)	$(109,657,078)	102,157	$3,923,546	2,590,968	$81,102,715

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

14        Invesco Energy Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/10	$35.99	$0.01	$(0.74)	$(0.73)	$—	$—	$—	$35.26	(2.03)%	$671,904	1.17	%(d)	1.17	%(d)	0.06	%(d)	31%
One Month ended 04/30/10	35.34	(0.03)	0.68	0.65	—	—	—	35.99	1.84	742,987	1.16	(e)	1.16	(e)	(1.00	)(e)	9
Year ended 03/31/10	23.91	0.07	11.38	11.45	(0.02)	—	(0.02)	35.34	47.91	725,470	1.17		1.18		0.22		49
Year ended 03/31/09	43.71	0.07	(19.47)	(19.40)	—	(0.40)	(0.40)	23.91	(44.39)	453,133	1.16		1.17		0.20		61
Year ended 03/31/08	41.02	0.00	13.10	13.10	—	(10.41)	(10.41)	43.71	32.35	851,105	1.11		1.12		0.01		64
Year ended 03/31/07	43.17	(0.04)	4.44	4.40	—	(6.55)	(6.55)	41.02	10.48	538,155	1.17		1.17		(0.08)		52
Year ended 03/31/06	32.86	(0.06)	12.73	12.67	—	(2.36)	(2.36)	43.17	38.90	525,619	1.19		1.19		(0.16)		72

Class B
Six months ended 10/31/10	33.25	(0.10)	(0.70)	(0.80)	—	—	—	32.45	(2.41)	93,923	1.92	(d)	1.92	(d)	(0.69	)(d)	31
One Month ended 04/30/10	32.68	(0.05)	0.62	0.57	—	—	—	33.25	1.75	109,771	1.91	(e)	1.91	(e)	(1.75	)(e)	9
Year ended 03/31/10	22.26	(0.16)	10.58	10.42	—	—	—	32.68	46.81	108,880	1.92		1.93		(0.53)		49
Year ended 03/31/09	41.04	(0.19)	(18.19)	(18.38)	—	(0.40)	(0.40)	22.26	(44.79)	78,085	1.91		1.92		(0.55)		61
Year ended 03/31/08	39.28	(0.32)	12.49	12.17	—	(10.41)	(10.41)	41.04	31.35	172,190	1.86		1.87		(0.74)		64
Year ended 03/31/07	41.90	(0.34)	4.27	3.93	—	(6.55)	(6.55)	39.28	9.64	136,404	1.92		1.92		(0.83)		52
Year ended 03/31/06	32.17	(0.35)	12.44	12.09	—	(2.36)	(2.36)	41.90	37.92	147,270	1.93		1.93		(0.90)		72

Class C
Six months ended 10/31/10	32.44	(0.10)	(0.68)	(0.78)	—	—	—	31.66	(2.40)	192,418	1.92	(d)	1.92	(d)	(0.69	)(d)	31
One Month ended 04/30/10	31.88	(0.05)	0.61	0.56	—	—	—	32.44	1.76	207,451	1.91	(e)	1.91	(e)	(1.75	)(e)	9
Year ended 03/31/10	21.71	(0.16)	10.33	10.17	—	—	—	31.88	46.85	205,003	1.92		1.93		(0.53)		49
Year ended 03/31/09	40.06	(0.19)	(17.76)	(17.95)	—	(0.40)	(0.40)	21.71	(44.82)	122,123	1.91		1.92		(0.55)		61
Year ended 03/31/08	38.53	(0.32)	12.26	11.94	—	(10.41)	(10.41)	40.06	31.37	231,832	1.86		1.87		(0.74)		64
Year ended 03/31/07	41.22	(0.34)	4.20	3.86	—	(6.55)	(6.55)	38.53	9.63	156,394	1.92		1.92		(0.83)		52
Year ended 03/31/06	31.68	(0.35)	12.25	11.90	—	(2.36)	(2.36)	41.22	37.91	171,500	1.93		1.93		(0.90)		72

Class Y
Six months ended 10/31/10	35.96	0.05	(0.74)	(0.69)	—	—	—	35.27	(1.92)	47,860	0.92	(d)	0.92	(d)	0.31	(d)	31
One Month ended 04/30/10	35.31	(0.02)	0.67	0.65	—	—	—	35.96	1.84	48,291	0.91	(e)	0.91	(e)	(0.75	)(e)	9
Year ended 03/31/10	23.86	0.16	11.36	11.52	(0.07)	—	(0.07)	35.31	48.29	47,084	0.92		0.93		0.47		49
Year ended 03/31/09(f)	31.13	0.04	(6.91)	(6.87)	—	(0.40)	(0.40)	23.86	(22.08)	8,894	1.04	(e)	1.05	(e)	0.32	(e)	61

Investor Class
Six months ended 10/31/10	35.86	0.01	(0.74)	(0.73)	—	—	—	35.13	(2.04)	431,996	1.17	(d)	1.17	(d)	0.06	(d)	31
One Month ended 04/30/10	35.22	(0.03)	0.67	0.64	—	—	—	35.86	1.82	484,002	1.16	(e)	1.16	(e)	(1.00	)(e)	9
Year ended 03/31/10	23.82	0.07	11.35	11.42	(0.02)	—	(0.02)	35.22	47.96	475,026	1.17		1.18		0.22		49
Year ended 03/31/09	43.56	0.07	(19.41)	(19.34)	—	(0.40)	(0.40)	23.82	(44.40)	335,874	1.16		1.17		0.20		61
Year ended 03/31/08	40.91	0.00	13.06	13.06	—	(10.41)	(10.41)	43.56	32.34	681,147	1.11		1.12		0.01		64
Year ended 03/31/07	43.07	(0.04)	4.43	4.39	—	(6.55)	(6.55)	40.91	10.48	491,847	1.17		1.17		(0.08)		52
Year ended 03/31/06	32.78	(0.06)	12.71	12.65	—	(2.36)	(2.36)	43.07	38.94	568,579	1.18		1.18		(0.15)		72

Institutional Class
Six months ended 10/31/10	36.60	0.08	(0.75)	(0.67)	—	—	—	35.93	(1.83)	8,534	0.78	(d)	0.78	(d)	0.45	(d)	31
One Month ended 04/30/10	35.93	(0.02)	0.69	0.67	—	—	—	36.60	1.87	7,667	0.77	(e)	0.77	(e)	(0.61	)(e)	9
Year ended 03/31/10	24.32	0.21	11.59	11.80	(0.19)	—	(0.19)	35.93	48.57	6,411	0.74		0.75		0.65		49
Year ended 03/31/09	44.23	0.24	(19.75)	(19.51)	—	(0.40)	(0.40)	24.32	(44.11)	3,416	0.70		0.71		0.66		61
Year ended 03/31/08	41.25	0.20	13.19	13.39	—	(10.41)	(10.41)	44.23	32.90	2,240	0.68		0.69		0.44		64
Year ended 03/31/07	43.20	0.16	4.44	4.60	—	(6.55)	(6.55)	41.25	10.95	101	0.72		0.72		0.37		52
Year ended 03/31/06(f)	46.46	0.02	(3.28)	(3.26)	—	—	—	43.20	(7.02)	67	0.80	(e)	0.80	(e)	0.23	(e)	72

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $648,043, $92,333, $183,010, $43,982, $416,285 and $7,588 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of Class Y and Institutional Class shares was October 3, 2008 and January 31, 2006, respectively.

15        Invesco Energy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/10)	(10/31/10)[1]	Period[2]	(10/31/10)	Period[2]	Ratio
A	$1,000.00	$979.40	$5.84	$1,019.31	$5.96	1.17%

B	1,000.00	975.90	9.56	1,015.53	9.75	1.92

C	1,000.00	976.00	9.56	1,015.53	9.75	1.92

Y	1,000.00	980.50	4.59	1,020.57	4.69	0.92

Investor	1,000.00	979.40	5.84	1,019.31	5.96	1.17

Institutional	1,000.00	981.70	3.90	1,021.27	3.97	0.78

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2010 through October 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16        Invesco Energy Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Energy Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can

17        Invesco Energy Fund

provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Natural Resources Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Affiliated Sub-Advisers and other Invesco Advisers’ affiliated investment advisers advise funds with comparable investment strategies in other jurisdictions; however, the Board did not consider comparisons of fees charged to those funds to be apt, as those fees may include more than investment management services.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

18        Invesco Energy Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund‘s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund‘s Forms N-Q on the SEC website at sec.gov. Copies of the Fund‘s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC fi le numbers for the Fund are 811-03826 and 002-85905.
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.‘s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-ENE-SAR-1	Invesco Distributors, Inc.

Invesco Financial Services Fund
Semiannual Report to Shareholders  ▪ October 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/10 to 10/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-9.36%

Class B Shares	-9.85

Class C Shares	-9.75

Class Y Shares	-9.37

Investor Class Shares	-9.40

S&P 500 Index▼ (Broad Market Index)	0.76

S&P 500 Financials Index▼ (Style-Specific Index)	-9.50

Lipper Financial Services Funds Index▼ (Peer Group Index)	-9.86

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The S&P 500 Financials Index is an unmanaged index considered representative of the financial market.
     The Lipper Financial Services Funds Index is an unmanaged index considered representative of financial services funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Financial Services Fund

Average Annual Total Returns
As of 10/31/10, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		-7.17%

5	Years	-14.42

1	Year	1.84

Class B Shares

Inception (3/28/02)		-7.12%

5	Years	-14.30

1	Year	1.75

Class C Shares

Inception (2/14/00)		-3.52%

10	Years	-6.86

5	Years	-14.10

1	Year	5.87

Class Y Shares

10	Years	-6.06%

5	Years	-13.36

1	Year	7.91

Investor Class Shares

Inception (6/2/86)		7.62%

10	Years	-6.11

5	Years	-13.45

1	Year	7.64
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class

Average Annual Total Returns
As of 9/30/10, the most recent calendar quarter-end including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		-7.35%

5	Years	-13.90

1	Year	-3.95

Class B Shares

Inception (3/28/02)		-7.31%

5	Years	-13.78

1	Year	-4.05

Class C Shares

Inception (2/14/00)		-3.63%

10	Years	-6.91

5	Years	-13.58

1	Year	-0.05

Class Y Shares

10	Years	-6.12%

5	Years	-12.84

1	Year	1.96

Investor Class Shares

Inception (6/2/86)		7.60%

10	Years	-6.17

5	Years	-12.94

1	Year	1.68
shares was 1.70%, 2.45%, 2.45%, 1.45% and 1.70%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past for Class A and Class B shares, performance would have been lower.

3	Invesco Financial Services Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we are a strong organization with a single focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco

4	Invesco Financial Services Fund

Schedule of Investments(a)

October 31, 2010
(Unaudited)

	Shares	Value

Common Stocks–94.03%
Asset Management & Custody Banks–14.77%
Federated Investors, Inc.–Class B	292,010	$7,273,969

Legg Mason, Inc.	285,008	8,843,798

State Street Corp.	268,485	11,211,934

		27,329,701

Consumer Finance–14.04%
American Express Co.	213,045	8,832,846

Capital One Financial Corp.	311,893	11,624,252

Green Dot Corp.–Class A(b)	18,751	952,551

SLM Corp.(b)	384,294	4,573,098

		25,982,747

Data Processing & Outsourced Services–6.41%
Alliance Data Systems Corp.(b)	64,090	3,891,545

Automatic Data Processing, Inc.	125,478	5,573,733

Heartland Payment Systems, Inc.	167,288	2,388,872

		11,854,150

Diversified Banks–4.28%
Societe Generale (France)	72,327	4,332,033

U.S. Bancorp	148,720	3,596,050

		7,928,083

Diversified Capital Markets–3.49%
UBS AG (Switzerland)(b)	379,307	6,455,805

Insurance Brokers–3.25%
Marsh & McLennan Cos., Inc.	241,050	6,021,429

Investment Banking & Brokerage–9.37%
Charles Schwab Corp. (The)	282,365	4,348,421

FBR Capital Markets Corp.(b)	759,550	2,688,807

Lazard Ltd.–Class A	92,900	3,428,010

Morgan Stanley	276,168	6,868,298

		17,333,536

Life & Health Insurance–4.10%
Lincoln National Corp.	111,359	2,726,068

Prudential Financial, Inc.	20,474	1,076,523

StanCorp Financial Group, Inc.	88,278	3,787,126

		7,589,717

Other Diversified Financial Services–8.03%
Bank of America Corp.	536,478	6,137,308

Citigroup Inc.(b)	1,235,070	5,150,242

JPMorgan Chase & Co.	94,795	3,567,136

		14,854,686

Property & Casualty Insurance–4.50%
Allstate Corp. (The)	17,067	520,373

XL Group PLC (Ireland)	368,858	7,801,347

		8,321,720

Regional Banks–13.91%
Fifth Third Bancorp	666,837	8,375,473

First Midwest Bancorp, Inc.	89,813	961,897

SunTrust Banks, Inc.	307,843	7,702,232

Wilmington Trust Corp.	150,000	1,066,500

Zions Bancorp.	369,411	7,632,031

		25,738,133

Reinsurance–1.97%
Transatlantic Holdings, Inc.	69,489	3,655,121

Specialized Consumer Services–1.22%
H&R Block, Inc.	191,951	2,263,102

Specialized Finance–2.01%
Moody’s Corp.	137,143	3,711,090

Thrifts & Mortgage Finance–2.68%
Hudson City Bancorp, Inc.	425,635	4,958,648

Total Common Stocks (Cost $208,660,945)		173,997,668

Money Market Funds–5.53%
Liquid Assets Portfolio–Institutional Class(c)	5,115,549	5,115,549

Premier Portfolio–Institutional Class(c)	5,115,548	5,115,548

Total Money Market Funds (Cost $10,231,097)		10,231,097

TOTAL INVESTMENTS–99.56% (Cost $218,892,042)		184,228,765

OTHER ASSETS LESS LIABILITIES–0.44%		806,274

NET ASSETS–100.00%		$185,035,039

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Financial Services Fund

Portfolio Composition

By sector, based on Net Assets
as of October 31, 2010

Financials	86.4%

Information Technology	6.4

Consumer Discretionary	1.2

Money Market Funds Plus Other Assets Less Liabilities	6.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Financial Services Fund

Statement of Assets and Liabilities

October 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $208,660,945)	$173,997,668

Investments in affiliated money market funds, at value and cost	10,231,097

Total investments, at value (Cost $218,892,042)	184,228,765

Receivables for:
Investments sold	2,174,198

Fund shares sold	88,368

Dividends	117,084

Investment for trustee deferred compensation and retirement plans	67,631

Other assets	25,150

Total assets	186,701,196

Liabilities:
Payables for:
Investments purchased	946,643

Fund shares reacquired	264,276

Accrued fees to affiliates	220,984

Accrued other operating expenses	112,041

Trustee deferred compensation and retirement plans	122,213

Total liabilities	1,666,157

Net assets applicable to shares outstanding	$185,035,039

Net assets consist of:
Shares of beneficial interest	$390,978,929

Undistributed net investment income (loss)	(741,135)

Undistributed net realized gain (loss)	(170,539,478)

Unrealized appreciation (depreciation)	(34,663,277)

$185,035,039

Net Assets:
Class A	$39,082,954

Class B	$5,529,713

Class C	$12,402,670

Class Y	$1,725,575

Investor Class	$126,294,127

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	5,111,774

Class B	727,299

Class C	1,697,072

Class Y	222,965

Investor Class	16,383,527

Class A:
Net asset value per share	$7.65

Maximum offering price per share
(Net asset value of $7.65 divided by 94.50%)	$8.10

Class B:
Net asset value and offering price per share	$7.60

Class C:
Net asset value and offering price per share	$7.31

Class Y:
Net asset value and offering price per share	$7.74

Investor Class:
Net asset value and offering price per share	$7.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Financial Services Fund

Statement of Operations

For the six months ended October 31, 2010
(Unaudited)

Investment income:
Dividends	$958,544

Dividends from affiliated money market funds	7,305

Total investment income	965,849

Expenses:
Advisory fees	724,263

Administrative services fees	25,206

Custodian fees	5,012

Distribution fees:
Class A	51,027

Class B	29,583

Class C	64,909

Investor Class	164,565

Transfer agent fees	424,771

Trustees’ and officers’ fees and benefits	9,743

Other	139,092

Total expenses	1,638,171

Less: Fees waived and expense offset arrangement(s)	(8,318)

Net expenses	1,629,853

Net investment income (loss)	(664,004)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(27,999,548)

Foreign currencies	(9,937)

(28,009,485)

Change in net unrealized appreciation of investment securities	7,538,698

Net realized and unrealized gain (loss)	(20,470,787)

Net increase (decrease) in net assets resulting from operations	$(21,134,791)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Financial Services Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2010, the one month ended April 30, 2010 and the year ended March 31, 2010
(Unaudited)

	October 31,	April 30,	March 31,
	2010	2010	2010

Operations:
Net investment income (loss)	$(664,004)	$(212,415)	$(831,804)

Net realized gain (loss)	(28,009,485)	(1,579,379)	(23,870,773)

Change in net unrealized appreciation	7,538,698	6,900,368	132,497,532

Net increase (decrease) in net assets resulting from operations	(21,134,791)	5,108,574	107,794,955

Distributions to shareholders from net investment income:
Class A	—	—	(1,054,355)

Class B	—	—	(143,295)

Class C	—	—	(270,305)

Class Y	—	—	(23,002)

Investor Class	—	—	(3,702,578)

Total distributions from net investment income	—	—	(5,193,535)

Share transactions–net:
Class A	(394,492)	1,555,012	(2,506,191)

Class B	(760,658)	(210,350)	(2,873,511)

Class C	(1,060,269)	492,715	1,943,555

Class Y	(144,589)	56,187	1,287,842

Investor Class	(10,004,852)	314,028	(10,374,643)

Net increase (decrease) in net assets resulting from share transactions	(12,364,860)	2,207,592	(12,522,948)

Net increase (decrease) in net assets	(33,499,651)	7,316,166	90,078,472

Net assets:
Beginning of period	218,534,690	211,218,524	121,140,052

End of period (includes undistributed net investment income (loss) of $(741,135) and $(77,131), respectively)	$185,035,039	$218,534,690	$211,218,524

Notes to Financial Statements

October 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Financial Services Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

9        Invesco Financial Services Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

10        Invesco Financial Services Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial service sector depends on the availability and cost of money and may fluctuate significantly in response to changes in government regulation, interest rates and general economic conditions. Businesses in the financial sector often operate with substantial financial leverage.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least August 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (iv) extraordinary items or non-routine items; and (4) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2011. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2010, the Adviser waived advisory fees of $7,171.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended October 31, 2010, Invesco Ltd. did not reimburse any expenses.

11        Invesco Financial Services Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2010, IDI advised the Fund that IDI retained $5,212 in front-end sales commissions from the sale of Class A shares and $6,379 and $2,404 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$184,228,765	$—	$—	$184,228,765

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,147.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

12        Invesco Financial Services Fund

and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2010, the Fund paid legal fees of $2,086 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2010 which expires as follows:

Capital Loss
Carryforward*
Expiration	April 30, 2010

April 30, 2016	$96,153,846

April 30, 2017	30,184,423

April 30, 2018	15,710,565

Total capital loss carryforward	$142,048,834

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2010 was $36,440,144 and $51,582,645, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,447,219

Aggregate unrealized (depreciation) of investment securities	(47,564,979)

Net unrealized appreciation (depreciation) of investment securities	$(35,117,760)

Cost of investments for tax purposes is $219,346,525.

13        Invesco Financial Services Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		One month ended		Year ended
	October 31, 2010(a)		April 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	1,073,430	$8,458,410	323,642	$2,787,096	2,991,551	$20,055,712

Class B	107,793	824,153	23,742	204,556	290,259	1,895,468

Class C	108,184	798,938	103,958	862,689	949,740	6,150,601

Class Y(b)	17,826	136,235	8,599	76,548	200,462	1,555,806

Investor Class	750,617	5,814,851	376,607	3,272,459	3,023,338	20,190,076

Issued as reinvestment of dividends:
Class A	—	—	—	—	129,505	972,582

Class B	—	—	—	—	18,123	136,288

Class C	—	—	—	—	35,844	259,156

Class Y	—	—	—	—	2,827	21,426

Investor Class	—	—	—	—	473,202	3,582,138

Automatic conversion of Class B shares to Class A shares:
Class A	67,522	512,680	34,408	287,642	312,599	2,147,574

Class B	(67,781)	(512,680)	(34,490)	(287,642)	(313,481)	(2,147,574)

Reacquired:
Class A(b)	(1,234,102)	(9,365,582)	(176,918)	(1,519,726)	(3,620,778)	(25,682,059)

Class B	(142,215)	(1,072,131)	(14,950)	(127,264)	(402,534)	(2,757,693)

Class C	(254,844)	(1,859,207)	(45,248)	(369,974)	(666,409)	(4,466,202)

Class Y	(37,208)	(280,824)	(2,347)	(20,361)	(39,041)	(289,390)

Investor Class(b)	(2,058,270)	(15,819,703)	(340,527)	(2,958,431)	(4,896,297)	(34,146,857)

Net increase (decrease) in share activity	(1,669,048)	$(12,364,860)	256,476	$2,207,592	(1,511,090)	$(12,522,948)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	33,662	$385,767

Class A	(25,595)	(291,276)

Investor Class	(8,245)	(94,491)

  Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

14        Invesco Financial Services Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/10	$8.44	$(0.02)	$(0.77)	$(0.79)	$—	$—	$—	$7.65	(9.36)%	$39,083	1.61	%(d)	1.62	%(d)	(0.61	)%(d)	20%
Month ended 04/30/10	8.24	(0.01)	0.21	0.20	—	—	—	8.44	2.43	43,947	1.61		1.61		(1.10)		1
Year ended 03/31/10	4.46	(0.03)	4.02	3.99	(0.21)	—	(0.21)	8.24	89.87	41,402	1.69		1.69		(0.37)		19
Year ended 03/31/09	15.72	0.22	(10.29)	(10.07)	(0.13)	(1.06)	(1.19)	4.46	(65.84)	23,242	1.64		1.65		2.25		38
Year ended 03/31/08	27.30	0.42	(8.61)	(8.19)	(0.45)	(2.94)	(3.39)	15.72	(31.76)	44,151	1.31		1.31		1.76		15
Year ended 03/31/07	28.22	0.38	2.32	2.70	(0.39)	(3.23)	(3.62)	27.30	9.24	69,846	1.28		1.28		1.33		5

Class B
Six months ended 10/31/10	8.43	(0.05)	(0.78)	(0.83)	—	—	—	7.60	(9.85)	5,530	2.36	(d)	2.37	(d)	(1.36	)(d)	20
Month ended 04/30/10	8.23	(0.01)	0.21	0.20	—	—	—	8.43	2.43	6,990	2.36		2.36		(1.85)		1
Year ended 03/31/10	4.45	(0.08)	4.01	3.93	(0.15)	—	(0.15)	8.23	88.59	7,040	2.44		2.44		(1.12)		19
Year ended 03/31/09	15.72	0.15	(10.27)	(10.12)	(0.09)	(1.06)	(1.15)	4.45	(66.10)	5,624	2.39		2.40		1.50		38
Year ended 03/31/08	27.22	0.24	(8.58)	(8.34)	(0.22)	(2.94)	(3.16)	15.72	(32.32)	19,428	2.06		2.06		1.01		15
Year ended 03/31/07	28.15	0.16	2.30	2.46	(0.16)	(3.23)	(3.39)	27.22	8.41	43,639	2.03		2.03		0.58		5

Class C
Six months ended 10/31/10	8.10	(0.05)	(0.74)	(0.79)	—	—	—	7.31	(9.75)	12,403	2.36	(d)	2.37	(d)	(1.36	)(d)	20
Month ended 04/30/10	7.91	(0.01)	0.20	0.19	—	—	—	8.10	2.40	14,936	2.36		2.36		(1.85)		1
Year ended 03/31/10	4.28	(0.08)	3.86	3.78	(0.15)	—	(0.15)	7.91	88.60	14,123	2.44		2.44		(1.12)		19
Year ended 03/31/09	15.23	0.14	(9.94)	(9.80)	(0.09)	(1.06)	(1.15)	4.28	(66.13)	6,281	2.39		2.40		1.50		38
Year ended 03/31/08	26.48	0.23	(8.32)	(8.09)	(0.22)	(2.94)	(3.16)	15.23	(32.28)	11,948	2.06		2.06		1.01		15
Year ended 03/31/07	27.47	0.16	2.24	2.40	(0.16)	(3.23)	(3.39)	26.48	8.39	15,727	2.03		2.03		0.58		5

Class Y
Six months ended 10/31/10	8.54	(0.01)	(0.79)	(0.80)	—	—	—	7.74	(9.37)	1,726	1.36	(d)	1.37	(d)	(0.36	)(d)	20
Month ended 04/30/10	8.33	(0.01)	0.22	0.21	—	—	—	8.54	2.52	2,069	1.36		1.36		(0.85)		1
Year ended 03/31/10	4.50	(0.01)	4.06	4.05	(0.22)	—	(0.22)	8.33	90.47	1,967	1.44		1.44		(0.12)		19
Year ended 03/31/09(e)	11.46	0.06	(5.83)	(5.77)	(0.13)	(1.06)	(1.19)	4.50	(52.77)	323	1.70	(f)	1.70	(f)	2.19	(f)	38

Investor Class
Six months ended 10/31/10	8.51	(0.02)	(0.78)	(0.80)	—	—	—	7.71	(9.40)	126,294	1.61	(d)	1.62	(d)	(0.61	)(d)	20
Month ended 04/30/10	8.31	(0.01)	0.21	0.20	—	—	—	8.51	2.41	150,593	1.61		1.61		(1.10)		1
Year ended 03/31/10	4.50	(0.03)	4.05	4.02	(0.21)	—	(0.21)	8.31	89.74	146,688	1.69		1.69		(0.37)		19
Year ended 03/31/09	15.82	0.23	(10.36)	(10.13)	(0.13)	(1.06)	(1.19)	4.50	(65.79)	85,669	1.64		1.65		2.25		38
Year ended 03/31/08	27.47	0.42	(8.68)	(8.26)	(0.45)	(2.94)	(3.39)	15.82	(31.83)	277,089	1.31		1.31		1.76		15
Year ended 03/31/07	28.37	0.38	2.34	2.72	(0.39)	(3.23)	(3.62)	27.47	9.27	507,787	1.28		1.28		1.33		5

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $40,489, $5,868, $12,876, $1,751 and $130,579 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

15        Invesco Financial Services Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/10)	(10/31/10)[1]	Period[2]	(10/31/10)	Period[2]	Ratio
Class A	$1,000.00	$906.40	$7.74	$1,017.09	$8.19	1.61%

Class B	1,000.00	901.50	11.31	1,013.31	11.98	2.36

Class C	1,000.00	902.50	11.32	1,013.31	11.98	2.36

Class Y	1,000.00	906.30	6.53	1,018.35	6.92	1.36

Investor Class	1,000.00	906.00	7.73	1,017.09	8.19	1.61

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2010 through October 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16        Invesco Financial Services Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Financial Services Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

17        Invesco Financial Services Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Financial Services Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one year period, the fifth quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

18        Invesco Financial Services Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-FSE-SAR-1	Invesco Distributors, Inc.

Invesco Gold & Precious Metals Fund
Semiannual Report to Shareholders  ▪ October 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/10 to 10/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.20%

Class B Shares	15.72

Class C Shares	15.72

Class Y Shares	16.42

Investor Class Shares	16.23

S&P 500 Index▼ (Broad Market Index)	0.76

Philadelphia Gold & Silver Index (price only)▼ (Style-Specific Index)	14.12

Lipper Gold Funds Index▼ (Peer Group Index)	19.00

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Philadelphia Gold & Silver Index (price only) is a capitalization-weighted, price-only index on the Philadelphia Stock Exchange that includes the leading companies involved in the mining of gold and silver.
     The Lipper Gold Funds Index is an unmanaged index considered representative of gold funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Gold & Precious Metals Fund

Average Annual Total Returns
As of 10/31/10, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		19.33%

5	Years	20.10

1	Year	31.55

Class B Shares

Inception (3/28/02)		19.50%

5	Years	20.40

1	Year	33.31

Class C Shares

Inception (2/14/00)		19.05%

10	Years	24.08

5	Years	20.54

1	Year	37.24

Class Y Shares

10	Years	24.07%

5	Years	21.62

1	Year	39.62

Investor Class Shares

Inception (1/19/84)		3.02%

10	Years	24.00

5	Years	21.47

1	Year	39.32
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 9/30/10, the most recent calendar quarter-end including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		19.16%

5	Years	17.88

1	Year	22.49

Class B Shares

Inception	(3/28/02)	19.33%

5	Years	18.11

1	Year	23.68

Class C Shares

Inception (2/14/00)		18.92%

10	Years	22.42

5	Years	18.27

1	Year	27.69

Class Y Shares

10	Years	22.41%

5	Years	19.32

1	Year	29.97

Investor Class Shares

Inception (1/19/84)		2.93%

10	Years	22.35

5	Years	19.20

1	Year	29.79
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.35%, 2.10%, 2.10%, 1.10% and 1.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3	Invesco Gold & Precious Metals Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair,
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we are a strong organization with a single focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco

4	Invesco Gold & Precious Metals Fund

Schedule of Investments

October 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.99%
Australia–5.21%
BHP Billiton Ltd.–ADR	74,809	$6,178,475

Newcrest Mining Ltd.(a)	629,031	24,671,818

		30,850,293

Canada–64.02%
Agnico-Eagle Mines Ltd.	413,070	32,050,101

Alamos Gold Inc.	868,872	13,451,798

Aurizon Mines Ltd.(b)	2,298,113	15,420,338

Barrick Gold Corp.	592,081	28,473,175

Cameco Corp.	411,000	12,724,560

Centerra Gold Inc.	511,302	10,201,976

Detour Gold Corp.(b)	828,969	24,213,145

Eldorado Gold Corp.	1,277,689	21,635,150

Franco-Nevada Corp.	387,009	13,349,325

Fronteer Gold, Inc.(b)	2,722,902	21,651,863

Goldcorp, Inc.	714,160	31,844,394

Harry Winston Diamond Corp.(b)	378,301	4,833,084

IAMGOLD Corp.	1,499,015	27,352,357

Kinross Gold Corp.	562,531	10,121,035

Minefinders Corp. Ltd.(a)(b)	1,209,015	10,651,422

Osisko Mining Corp.(b)	1,434,677	19,890,512

Pan American Silver Corp.	562,533	17,956,054

Silver Wheaton Corp.(b)	1,322,518	38,022,393

Yamana Gold Inc.	2,306,829	25,352,051

		379,194,733

Peru–4.62%
Cia de Minas Buenaventura S.A.–ADR	515,656	27,350,394

South Africa–9.48%
Gold Fields Ltd.–ADR	998,638	15,748,521

Harmony Gold Mining Co. Ltd.–ADR	397,926	4,592,066

Impala Platinum Holdings Ltd.	424,078	11,986,787

Randgold Resources Ltd.–ADR	254,047	23,860,094

		56,187,468

United States–12.66%
Coeur d’Alene Mines Corp.(a)(b)	295,993	6,100,416

Freeport-McMoRan Copper & Gold Inc.	166,798	15,792,435

iShares COMEX Gold Trust(a)	773,500	10,272,080

Newmont Mining Corp.	454,743	27,680,206

SPDR Gold Shares	114,100	15,134,224

		74,979,361

Total Common Stocks & Other Equity Interests (Cost $396,979,298)		568,562,249

Money Market Funds–3.88%
Liquid Assets Portfolio–Institutional Class(c)	11,490,250	11,490,250

Premier Portfolio–Institutional Class(c)	11,490,250	11,490,250

Total Money Market Funds (Cost $22,980,500)		22,980,500

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.87% (Cost $419,959,798)		591,542,749

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.39%
Liquid Assets Portfolio–Institutional Class (Cost $2,328,450)(c)(d)	2,328,450	2,328,450

TOTAL INVESTMENTS–100.26% (Cost $422,288,248)		593,871,199

OTHER ASSETS LESS LIABILITIES–(0.26)%		(1,564,936)

NET ASSETS–100.00%		$592,306,263

Investment Abbreviations:

ADR	– American Depositary Receipt
SPDR	– Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2010.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
Portfolio Composition

By industry, based on Net Assets
as of October 31, 2010

Gold	62.5%

Precious Metals & Minerals	19.7

Diversified Metals & Mining	7.4

Investment Companies — Exchange Traded Funds	4.3

Coal & Consumable Fuels	2.1

Money Market Funds Plus Other Assets Less Liabilities	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Gold & Precious Metals Fund

Statement of Assets and Liabilities

October 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $396,979,298)*	$568,562,249

Investments in affiliated money market funds, at value and cost	25,308,950

Total investments, at value (Cost $422,288,248)	593,871,199

Cash	25,853

Foreign currencies, at value (Cost $130,266)	131,316

Receivables for:
Fund shares sold	1,899,025

Dividends	42,355

Investment for trustee deferred compensation and retirement plans	20,745

Other assets	27,101

Total assets	596,017,594

Liabilities:
Payables for:
Fund shares reacquired	713,993

Collateral upon return of securities loaned	2,328,450

Accrued fees to affiliates	534,858

Accrued other operating expenses	88,604

Trustee deferred compensation and retirement plans	45,426

Total liabilities	3,711,331

Net assets applicable to shares outstanding	$592,306,263

Net assets consist of:
Shares of beneficial interest	$441,583,078

Undistributed net investment income (loss)	(13,708,440)

Undistributed net realized gain (loss)	(7,152,377)

Unrealized appreciation	171,584,002

$592,306,263

Net Assets:
Class A	$223,231,586

Class B	$52,614,304

Class C	$67,308,746

Class Y	$10,619,076

Investor Class	$238,532,551

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	22,232,498

Class B	5,374,974

Class C	6,482,440

Class Y	1,047,758

Investor Class	23,617,394

Class A:
Net asset value per share	$10.04

Maximum offering price per share
(Net asset value of $10.04 divided by 94.50%)	$10.62

Class B:
Net asset value and offering price per share	$9.79

Class C:
Net asset value and offering price per share	$10.38

Class Y:
Net asset value and offering price per share	$10.14

Investor Class:
Net asset value and offering price per share	$10.10

*	At October 31, 2010, securities with an aggregate value of $2,302,605 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Gold & Precious Metals Fund

Statement of Operations

For the six months ended October 31, 2010
(Unaudited)

Dividends (net of foreign withholding taxes of $115,387)	$1,267,941

Dividends from affiliated money market funds (includes securities lending income of $87,704)	103,942

Total investment income	1,371,883

Expenses:
Advisory fees	1,880,946

Administrative services fees	80,478

Custodian fees	35,927

Distribution fees:
Class A	246,842

Class B	240,214

Class C	290,685

Investor Class	267,669

Transfer agent fees	631,414

Trustees’ and officers’ fees and benefits	13,524

Other	130,386

Total expenses	3,818,085

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(16,571)

Net expenses	3,801,514

Net investment income (loss)	(2,429,631)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,089,518)

Foreign currencies	(26,154)

(3,115,672)

Change in net unrealized appreciation of:
Investment securities	86,472,061

Foreign currencies	1,051

86,473,112

Net realized and unrealized gain	83,357,440

Net increase in net assets resulting from operations	$80,927,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Gold & Precious Metals Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2010, the one month ended April 30, 2010 and year ended March 31, 2010
(Unaudited)

	Six months ended	One month ended	Year ended
	October 31, 2010	April 30, 2010	March 31, 2010

Operations:
Net investment income (loss)	$(2,429,631)	$(356,616)	$(3,731,129)

Net realized gain (loss)	(3,115,672)	(584,355)	(1,694,882)

Change in net unrealized appreciation	86,473,112	45,984,399	110,540,294

Net increase in net assets resulting from operations	80,927,809	45,043,428	105,114,283

Distributions to shareholders from net investment income:
Class A	—	—	(2,724,013)

Class B	—	—	(306,927)

Class C	—	—	(357,088)

Class Y	—	—	(68,574)

Investor Class	—	—	(3,217,137)

Total distributions from net investment income	—	—	(6,673,739)

Share transactions–net:
Class A	13,356,711	5,212,997	27,104,103

Class B	86,398	(403,582)	(8,127)

Class C	4,827,288	(2,593,451)	4,251,597

Class Y	3,859,690	201,392	2,941,201

Investor Class	551,413	(1,983,702)	8,426,468

Net increase in net assets resulting from share transactions	22,681,500	433,654	42,715,242

Net increase in net assets	103,609,309	45,477,082	141,155,786

Net assets:
Beginning of period	488,696,954	443,219,872	302,064,086

End of period (includes undistributed net investment income of $(13,708,440), $(11,278,809) and $(11,300,721), respectively)	$592,306,263	$488,696,954	$443,219,872

Notes to Financial Statements

October 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Gold & Precious Metals Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the

8        Invesco Gold & Precious Metals Fund

security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

9        Invesco Gold & Precious Metals Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
M.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and

10        Invesco Gold & Precious Metals Fund

reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least August 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2011. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2010, the Adviser waived advisory fees of $14,499.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended October 31, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $938.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

11        Invesco Gold & Precious Metals Fund

  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2010, IDI advised the Fund that IDI retained $42,599 in front-end sales commissions from the sale of Class A shares and $1, $49,043 and $3,787 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$6,178,475	$24,671,818	$—	$30,850,293

Canada	379,194,733	—	—	379,194,733

Peru	27,350,394	—	—	27,350,394

South Africa	56,187,468	—	—	56,187,468

United States	100,288,311	—	—	100,288,311

Total Investments	$569,199,381	$24,671,818	$—	$593,871,199

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,134.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2010, the Fund paid legal fees of $2,525 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12        Invesco Gold & Precious Metals Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2016	$1,836,249

April 30, 2017	1,882,489

Total capital loss carryforward	$3,718,738

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2010 was $90,230,255 and $83,113,219, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$162,789,178

Aggregate unrealized (depreciation) of investment securities	(14,708,040)

Net unrealized appreciation of investment securities	$148,081,138

Cost of investments for tax purposes is $445,790,061.

13        Invesco Gold & Precious Metals Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		One month ended		Year ended
	October 31, 2010(a)		April 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	5,432,819	$48,548,188	1,141,309	$9,463,238	10,892,148	$79,802,058

Class B	957,938	8,405,032	101,842	825,181	1,791,490	13,086,649

Class C	1,132,436	10,584,982	130,001	1,121,827	2,796,610	21,709,451

Class Y	484,785	4,669,374	37,939	317,694	580,080	4,261,874

Investor Class	3,197,835	29,206,069	487,745	4,095,284	7,755,009	58,919,655

Issued as reinvestment of dividends:
Class A	—	—	—	—	305,841	2,465,078

Class B	—	—	—	—	34,191	270,454

Class C	—	—	—	—	40,542	340,152

Class Y	—	—	—	—	7,335	59,561

Investor Class	—	—	—	—	382,389	3,101,177

Automatic conversion of Class B shares to Class A shares:
Class A	409,277	3,839,272	41,210	343,694	454,671	3,298,675

Class B	(419,461)	(3,839,272)	(42,119)	(343,694)	(465,506)	(3,298,675)

Reacquired:(b)
Class A	(4,341,481)	(39,030,749)	(553,628)	(4,593,935)	(8,032,686)	(58,461,708)

Class B	(512,788)	(4,479,362)	(109,286)	(885,069)	(1,430,603)	(10,066,555)

Class C	(623,449)	(5,757,694)	(428,748)	(3,715,278)	(2,371,583)	(17,798,006)

Class Y	(90,105)	(809,684)	(13,903)	(116,302)	(187,545)	(1,380,234)

Investor Class	(3,165,606)	(28,654,656)	(729,282)	(6,078,986)	(7,217,327)	(53,594,364)

Net increase (decrease) in share activity	2,462,200	$22,681,500	63,080	$433,654	5,335,056	$42,715,242

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Net of redemption fees of $30,573, $2,342 and $77,199 which were allocated among the classes based on relative net assets of each class for the six months ended October 31, 2010, the period April 1, 2010 to April 30, 2010 and the year ended March 31, 2010, respectively.

Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

14        Invesco Gold & Precious Metals Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
				Net gains						to average		to average net		Ratio of net
	Net asset	Net		(losses) on		Dividends				net assets		assets without		investment
	value,	investment		securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/10	$8.64	$(0.04	)(d)	$1.44	$1.40	$—	$10.04	16.20%	$223,232	1.30	%(e)	1.31	%(e)	(0.78	)%(e)	16%
One month ended 04/30/10	7.84	(0.01	)(d)	0.81	0.80	—	8.64	10.20	179,158	1.29	(g)	1.30	(g)	(0.77	)(g)	2
Year ended 03/31/10	5.91	(0.06	)(d)	2.13	2.07	(0.14)	7.84	34.88	157,681	1.31		1.32		(0.79)		3
Year ended 03/31/09	7.77	(0.01	)(d)	(1.82)	(1.83)	(0.03)	5.91	(23.51)	97,402	1.46		1.47		(0.18)		39
Year ended 03/31/08	6.11	(0.02)		1.73	1.71	(0.05)	7.77	28.00	122,756	1.35		1.36		(0.48)		43
Year ended 03/31/07	5.67	(0.00	)(d)	0.58	0.58	(0.14)	6.11	10.24	58,702	1.41		1.41		(0.04)		85
Year ended 03/31/06	3.55	(0.00	)(d)	2.12	2.12	—	5.67	59.72	41,200	1.45		1.45		(0.10)		155

Class B
Six months ended 10/31/10	8.46	(0.07	)(d)	1.40	1.33	—	9.79	15.72	52,614	2.05	(e)	2.06	(e)	(1.53	)(e)	16
One month ended 04/30/10	7.68	(0.01	)(d)	0.79	0.78	—	8.46	10.16	45,239	2.04	(g)	2.05	(g)	(1.52	)(g)	2
Year ended 03/31/10	5.77	(0.11	)(d)	2.08	1.97	(0.06)	7.68	34.07	41,467	2.06		2.07		(1.54)		3
Year ended 03/31/09	7.64	(0.06	)(d)	(1.80)	(1.86)	(0.01)	5.77	(24.22)	31,584	2.21		2.22		(0.93)		39
Year ended 03/31/08	6.01	(0.07)		1.71	1.64	(0.01)	7.64	27.23	43,462	2.10		2.11		(1.23)		43
Year ended 03/31/07	5.60	(0.05	)(d)	0.58	0.53	(0.12)	6.01	9.45	25,599	2.16		2.16		(0.79)		85
Year ended 03/31/06	3.54	(0.04	)(d)	2.10	2.06	—	5.60	58.19	19,103	2.19		2.19		(0.84)		155

Class C
Six months ended 10/31/10	8.97	(0.07	)(d)	1.48	1.41	—	10.38	15.72	67,309	2.05	(e)	2.06	(e)	(1.53	)(e)	16
One month ended 04/30/10	8.15	(0.01	)(d)	0.83	0.82	—	8.97	10.06	53,588	2.04	(g)	2.05	(g)	(1.52	)(g)	2
Year ended 03/31/10	6.12	(0.12	)(d)	2.21	2.09	(0.06)	8.15	34.08	51,104	2.06		2.07		(1.54)		3
Year ended 03/31/09	8.11	(0.06	)(d)	(1.92)	(1.98)	(0.01)	6.12	(24.30)	35,563	2.21		2.22		(0.93)		39
Year ended 03/31/08	6.39	(0.07)		1.80	1.73	(0.01)	8.11	27.02	40,939	2.10		2.11		(1.23)		43
Year ended 03/31/07	5.94	(0.05	)(d)	0.62	0.57	(0.12)	6.39	9.59	21,188	2.16		2.16		(0.79)		85
Year ended 03/31/06	3.75	(0.04	)(d)	2.23	2.19	—	5.94	58.40	14,758	2.19		2.19		(0.84)		155

Class Y
Six months ended 10/31/10	8.71	(0.02	)(d)	1.45	1.43	—	10.14	16.42	10,619	1.05	(e)	1.06	(e)	(0.53	)(e)	16
One month ended 04/30/10	7.91	0.00	(d)	0.80	0.80	—	8.71	10.11	5,690	1.04	(g)	1.04	(g)	(0.52	)(g)	2
Year ended 03/31/10	5.95	(0.04	)(d)	2.15	2.11	(0.15)	7.91	35.46	4,973	1.06		1.07		(0.54)		3
Year ended 03/31/09(f)	5.09	(0.00	)(d)	0.89	0.89	(0.03)	5.95	17.56	1,365	1.44	(g)	1.45	(g)	(0.16	)(g)	39

Investor Class
Six months ended 10/31/10	8.69	(0.04	)(d)	1.45	1.41	—	10.10	16.23	238,533	1.30	(e)	1.31	(e)	(0.78	)(e)	16
One month ended 04/30/10	7.89	(0.01	)(d)	0.81	0.80	—	8.69	10.14	205,022	1.29	(g)	1.30	(g)	(0.77	)(g)	2
Year ended 03/31/10	5.94	(0.06	)(d)	2.15	2.09	(0.14)	7.89	35.04	187,995	1.31		1.32		(0.79)		3
Year ended 03/31/09	7.82	(0.01	)(d)	(1.84)	(1.85)	(0.03)	5.94	(23.61)	136,151	1.46		1.47		(0.18)		39
Year ended 03/31/08	6.15	(0.03)		1.75	1.72	(0.05)	7.82	27.98	181,711	1.35		1.36		(0.48)		43
Year ended 03/31/07	5.70	(0.00	)(d)	0.59	0.59	(0.14)	6.15	10.36	146,934	1.41		1.41		(0.04)		85
Year ended 03/31/06	3.57	(0.00	)(d)	2.13	2.13	—	5.70	59.66	149,160	1.44		1.44		(0.09)		155

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $195,864, $47,651, $57,663, $6,620 and $212,390 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

15        Invesco Gold & Precious Metals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/10)	(10/31/10)[1]	Period[2]	(10/31/10)	Period[2]	Ratio
A	$1,000.00	$1,162.00	$7.08	$1,018.65	$6.61	1.30%

B	1,000.00	1,157.20	11.15	1,014.87	10.41	2.05

C	1,000.00	1,157.20	11.15	1,014.87	10.41	2.05

Y	1,000.00	1,164.20	5.73	1,019.91	5.35	1.05

Investor	1,000.00	1,162.30	7.09	1,018.65	6.61	1.30

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2010 through October 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16        Invesco Gold & Precious Metals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Gold & Precious Metals Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

17        Invesco Gold & Precious Metals Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Gold Oriented Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers proposes that the current advisory fee waiver expire on June 30, 2010 as the waiver is currently having no impact. The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

18        Invesco Gold & Precious Metals Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

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     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-GPM-SAR-1	Invesco Distributors, Inc.

Invesco Leisure Fund
Semiannual Report to Shareholders ▪  October 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/10 to 10/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.18%

Class B Shares	-0.57

Class C Shares	-0.56

Class R Shares	-0.34

Class Y Shares	-0.09

Investor Class Shares	-0.21

S&P 500 Index▼ (Broad Market Index)	0.76

S&P Consumer Discretionary Index▼ (Style-Specific Index)	1.93

Lipper Consumer Services Funds Category Average▼ (Peer Group )	1.48

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
      The S&P Consumer Discretionary Index is an unmanaged index considered representative of the consumer discretionary market.
      The Lipper Consumer Services Funds Category Average represents an average of all of the funds in the Lipper Consumer Services Funds category.
      The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Leisure Fund

Average Annual Total Returns
As of 10/31/10, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	2.02%

5 Years	1.05

1 Year	16.38

Class B Shares

Inception (3/28/02)	2.00%

5 Years	1.15

1 Year	17.21

Class C Shares

Inception (2/14/00)	1.69%

10 Years	1.85

5 Years	1.43

1 Year	21.22

Class R Shares

Inception (10/25/05)	1.78%

5 Years	1.93

1 Year	22.82

Class Y Shares

10 Years	2.71%

5 Years	2.30

1 Year	23.44

Investor Class Shares

Inception (1/19/84)	13.22%

10 Years	2.66%

5 Years	2.19

1 Year	23.12
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares performance reflects any applicable fee waivers or expense reimbursements.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale

Average Annual Total Returns
As of 9/30/10, the most recent calendar quarter-end including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	1.54%

5 Years	-0.60

1 Year	8.03

Class B Shares

Inception (3/28/02)	1.52%

5 Years	-0.50

1 Year	8.46

Class C Shares

Inception (2/14/00)	1.31%

10 Years	1.45

5 Years	-0.22

1 Year	12.50

Class R Shares

Inception (10/25/05)	0.96%

1 Year	14.03

Class Y Shares

10 Years	2.31%

5 Years	0.64

1 Year	14.63

Investor Class Shares

Inception (1/19/84)	13.08%

10 Years	2.26%

5 Years	0.53

1 Year	14.31
of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.40%, 2.15%, 2.15%, 1.65%, 1.15% and 1.40%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Leisure Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversifi ed mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we are a strong organization with a single focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco

4	Invesco Leisure Fund

Schedule of Investments(a)

October 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.24%
Advertising–4.35%
Interpublic Group of Cos., Inc. (The)(b)	675,109	$6,987,378

National CineMedia, Inc.	179,449	3,323,396

Omnicom Group Inc.	132,521	5,825,623

		16,136,397

Apparel Retail–3.86%
Abercrombie & Fitch Co.–Class A	140,621	6,027,016

J. Crew Group, Inc.(b)	90,209	2,885,786

TJX Cos., Inc. (The)	73,321	3,364,700

Urban Outfitters, Inc.(b)	66,440	2,044,359

		14,321,861

Apparel, Accessories & Luxury Goods–2.98%
Coach, Inc.	82,581	4,129,050

Hanesbrands, Inc.(b)	128,639	3,190,247

Polo Ralph Lauren Corp.	38,737	3,752,841

		11,072,138

Auto Parts & Equipment–4.05%
Autoliv, Inc. (Sweden)	106,263	7,576,552

Johnson Controls, Inc.	211,762	7,437,081

		15,013,633

Automobile Manufacturers–3.90%
Ford Motor Co.(b)	530,750	7,499,497

Honda Motor Co., Ltd. (Japan)	192,965	6,966,049

		14,465,546

Automotive Retail–2.03%
CarMax, Inc.(b)	242,481	7,514,486

Brewers–0.98%
Heineken N.V. (Netherlands)	72,079	3,654,426

Broadcasting–5.69%
Discovery Communications, Inc.–Class A(b)	156,987	7,003,190

Grupo Televisa S.A.–ADR (Mexico)	288,907	6,485,962

Scripps Networks Interactive Inc.–Class A	149,451	7,605,562

		21,094,714

Cable & Satellite–5.15%
Comcast Corp.–Class A	396,226	8,154,331

DIRECTV–Class A(b)	167,833	7,294,022

Time Warner Cable Inc.	63,160	3,655,069

		19,103,422

Casinos & Gaming–3.93%
MGM Resorts International(b)(c)	116,970	1,278,482

Penn National Gaming, Inc.(b)	169,521	5,638,269

WMS Industries Inc.(b)	175,257	7,646,463

		14,563,214

Department Stores–4.69%
Kohl’s Corp.(b)	190,220	9,739,264

Macy’s, Inc.	167,033	3,948,660

Nordstrom, Inc.	96,186	3,704,123

		17,392,047

Food Retail–1.72%
Woolworths Ltd. (Australia)	230,640	6,394,308

Footwear–2.74%
NIKE, Inc.–Class B	124,959	10,176,661

General Merchandise Stores–3.26%
Target Corp.	232,499	12,075,998

Home Furnishings–2.04%
Mohawk Industries, Inc.(b)	131,841	7,559,763

Home Improvement Retail–5.18%
Home Depot, Inc. (The)	321,451	9,926,407

Lowe’s Cos., Inc.	436,230	9,304,786

		19,231,193

Homefurnishing Retail–0.94%
Bed Bath & Beyond Inc.(b)	79,246	3,478,899

Hotels, Resorts & Cruise Lines–9.21%
Carnival Corp.(d)	90,600	3,911,202

Choice Hotels International, Inc.	102,155	3,884,954

Hyatt Hotels Corp.–Class A(b)	179,090	7,217,327

Marriott International Inc.–Class A	331,615	12,286,336

Orient-Express Hotels Ltd.–Class A (Bermuda)(b)	299,868	3,796,329

Regal Hotels International Holdings Ltd. (Hong Kong)	7,707,752	3,062,617

		34,158,765

Household Appliances–0.97%
Stanley Black & Decker, Inc.	57,896	3,587,815

Hypermarkets & Super Centers–1.28%
Costco Wholesale Corp.	75,439	4,735,306

Internet Retail–2.12%
Amazon.com, Inc.(b)	47,592	7,859,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Leisure Fund

	Shares	Value

Internet Software & Services–2.24%
Google Inc.–Class A(b)	6,625	$4,061,059

GSI Commerce, Inc.(b)	123,156	3,007,469

Knot, Inc. (The)(b)	136,016	1,229,585

		8,298,113

Motorcycle Manufacturers–1.07%
Harley-Davidson, Inc.	128,966	3,956,677

Movies & Entertainment–7.42%
Time Warner Inc.	215,049	6,991,243

Viacom Inc.–Class A(c)	129,685	5,546,627

Viacom Inc.–Class B	96,236	3,713,747

Walt Disney Co. (The)	312,595	11,287,806

		27,539,423

Restaurants–12.89%
Brinker International, Inc.	303,214	5,621,588

Buffalo Wild Wings Inc.(b)	68,419	3,217,746

Darden Restaurants, Inc.	248,059	11,338,777

Jack in the Box Inc.(b)	148,511	3,439,515

McDonald’s Corp.	123,507	9,605,139

P.F. Chang’s China Bistro, Inc.(c)	113,520	5,212,838

Starbucks Corp.	329,107	9,372,967

		47,808,570

Soft Drinks–1.37%
PepsiCo, Inc.	77,586	5,066,366

Specialty Stores–3.18%
Staples, Inc.	300,781	6,156,987

Tiffany & Co.	106,624	5,651,072

		11,808,059

Total Common Stocks & Other Equity Interests (Cost $292,391,673)		368,067,143

Money Market Funds–0.68%
Liquid Assets Portfolio–Institutional Class(e)	1,253,412	1,253,412

Premier Portfolio–Institutional Class(e)	1,253,413	1,253,413

Total Money Market Funds (Cost $2,506,825)		2,506,825

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.92% (Cost $294,898,498)		370,573,968

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.46%
Liquid Assets Portfolio–Institutional Class (Cost $9,118,410)(e)(f)	9,118,410	9,118,410

TOTAL INVESTMENTS–102.38% (Cost $304,016,908)		379,692,378

OTHER ASSETS LESS LIABILITIES–(2.38)%		(8,817,390)

NET ASSETS–100.00%		$370,874,988

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2010.
(d)	Each unit represents one common share with paired trust share.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Leisure Fund

Statement of Assets and Liabilities

October 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $292,391,673)*	$368,067,143

Investments in affiliated money market funds, at value and cost	11,625,235

Total investments, at value (Cost $304,016,908)	379,692,378

Foreign currencies, at value (Cost $25,228)	25,241

Receivables for:
Investments sold	590,466

Fund shares sold	416,004

Dividends	133,418

Investment for trustee deferred compensation and retirement plans	36,442

Other assets	28,544

Total assets	380,922,493

Liabilities:
Payables for:
Fund shares reacquired	458,828

Collateral upon return of securities loaned	9,118,410

Accrued fees to affiliates	295,930

Accrued other operating expenses	76,037

Trustee deferred compensation and retirement plans	98,300

Total liabilities	10,047,505

Net assets applicable to shares outstanding	$370,874,988

Net assets consist of:
Shares of beneficial interest	$323,108,451

Undistributed net investment income	321,372

Undistributed net realized gain (loss)	(28,229,131)

Unrealized appreciation	75,674,296

$370,874,988

Net Assets:
Class A	$56,950,272

Class B	$7,047,783

Class C	$12,782,684

Class R	$1,246,293

Class Y	$4,742,690

Investor Class	$288,105,266

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	1,752,008

Class B	225,960

Class C	424,275

Class R	38,531

Class Y	145,678

Investor Class	8,883,618

Class A:
Net asset value per share	$32.51

Maximum offering price per share
(Net asset value of $32.51 divided by 94.50%)	$34.40

Class B:
Net asset value and offering price per share	$31.19

Class C:
Net asset value and offering price per share	$30.13

Class R:
Net asset value and offering price per share	$32.35

Class Y:
Net asset value and offering price per share	$32.56

Investor Class:
Net asset value and offering price per share	$32.43

*	At October 31, 2010, securities with an aggregate value of $8,999,430 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Leisure Fund

Statement of Operations

For the six months ended October 31, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,993)	$2,218,881

Dividends from affiliated money market funds (includes securities lending income of $173,160)	175,691

Total investment income	2,394,572

Expenses:
Advisory fees	1,339,389

Administrative services fees	66,356

Custodian fees	8,329

Distribution fees:
Class A	69,139

Class B	38,611

Class C	63,985

Class R	2,859

Investor Class	347,339

Transfer agent fees	386,457

Trustees’ and officers’ fees and benefits	11,588

Other	119,712

Total expenses	2,453,764

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(4,858)

Net expenses	2,448,906

Net investment income (loss)	(54,334)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $63,882)	19,275,002

Foreign currencies	2,524

19,277,526

Change in net unrealized appreciation (depreciation) of:
Investment securities	(23,092,437)

Foreign currencies	(16,718)

(23,109,155)

Net realized and unrealized gain (loss)	(3,831,629)

Net increase (decrease) in net assets resulting from operations	$(3,885,963)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Leisure Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2010, the period April 1, 2010 to April 30, 2010 and the year ended May 31, 2010
(Unaudited)

	October 31,	April 30,	March 31,
	2010	2010	2010

Operations:
Net investment income (loss)	$(54,334)	$265,103	$391,845

Net realized gain	19,277,526	4,786,230	23,338,882

Change in net unrealized appreciation (depreciation)	(23,109,155)	11,936,811	125,886,187

Net increase (decrease) in net assets resulting from operations	(3,885,963)	16,988,144	149,616,914

Distributions to shareholders from net investment income:
Class A	—	—	(847,445)

Class B	—	—	(35,799)

Class C	—	—	(52,286)

Class R	—	—	(11,251)

Class Y	—	—	(22,400)

Investor Class	—	—	(4,373,935)

Total distributions from net investment income	—	—	(5,343,116)

Share transactions–net:
Class A	(8,192,892)	4,848,835	(10,285,056)

Class B	(2,239,327)	(273,450)	(4,243,197)

Class C	(1,545,375)	(23,706)	(2,801,960)

Class R	38,222	3,207	194,875

Class Y	1,611,666	520,465	1,492,256

Investor Class	(19,622,405)	(926,891)	(30,604,930)

Net increase (decrease) in net assets resulting from share transactions	(29,950,111)	4,148,460	(46,248,012)

Net increase (decrease) in net assets	(33,836,074)	21,136,604	98,025,786

Net assets:
Beginning of period	404,711,062	383,574,458	285,548,672

End of period (includes undistributed net investment income of $321,372 and $375,706, respectively)	$370,874,988	$404,711,062	$383,574,458

Notes to Financial Statements

October 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Leisure Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds), (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

9        Invesco Leisure Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco Leisure Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

11        Invesco Leisure Fund

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least August 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2011. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2010, the Adviser waived advisory fees of $3,162.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended October 31, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $813.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance

12        Invesco Leisure Fund

to the shareholder. During the six months ended October 31, 2010, IDI advised the Fund that IDI retained $1,460 in front-end sales commissions from the sale of Class A shares and $0, $6,417 and $244 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$366,332,021	$13,360,357	$—	$379,692,378

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2010, the Fund engaged in securities purchases of $37,895 and securities sales of $258,563, which resulted in net realized gains of $63,882.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $883.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2010, the Fund paid legal fees of $2,367 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco Leisure Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2017	$43,233,595

April 30, 2016	3,998,654

Total capital loss carryforward	$47,232,249

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2010 was $103,433,152 and $124,032,287, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$84,466,494

Aggregate unrealized (depreciation) of investment securities	(9,065,432)

Net unrealized appreciation of investment securities	$75,401,062

Cost of investments for tax purposes is $304,291,316.

14        Invesco Leisure Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		One month ended		Year ended
	October 31, 2010(a)		April 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	243,604	$7,489,564	201,931	$6,529,779	356,209	$9,548,698

Class B	6,154	180,044	3,261	103,909	15,877	411,763

Class C	14,406	403,366	8,997	275,397	53,114	1,322,942

Class R	2,802	83,289	406	13,166	13,855	355,782

Class Y	93,462	2,889,714	17,894	575,391	75,510	2,081,150

Investor Class	213,524	6,488,025	119,737	3,903,056	527,814	13,737,193

Issued as reinvestment of dividends:
Class A	—	—	—	—	28,505	809,814

Class B	—	—	—	—	1,231	33,781

Class C	—	—	—	—	1,834	48,627

Class R	—	—	—	—	396	11,221

Class Y	—	—	—	—	676	19,200

Investor Class	—	—	—	—	149,574	4,240,423

Automatic conversion of Class B shares to Class A shares:
Class A	31,799	953,864	6,211	204,031	25,065	653,920

Class B	(33,079)	(953,865)	(6,449)	(204,031)	(26,119)	(653,920)

Reacquired:
Class A	(556,275)	(16,636,320)	(57,434)	(1,884,975)	(806,921)	(21,297,488)

Class B	(51,111)	(1,465,506)	(5,516)	(173,328)	(162,988)	(4,034,821)

Class C	(69,979)	(1,948,741)	(9,812)	(299,103)	(170,383)	(4,173,529)

Class R	(1,508)	(45,067)	(308)	(9,959)	(6,751)	(172,128)

Class Y	(43,561)	(1,278,048)	(1,684)	(54,926)	(25,006)	(608,094)

Investor Class	(875,989)	(26,110,430)	(147,536)	(4,829,947)	(1,823,792)	(48,582,546)

Net increase (decrease) in share activity	(1,025,751)	$(29,950,111)	129,698	$4,148,460	(1,772,300)	$(46,248,012)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

15        Invesco Leisure Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/10	$32.56	$—	$(0.05)	$(0.05)	$—	$—	$—	$32.51	(0.18)%	$56,950	1.33	%(d)	1.33	%(d)	0.01	%(d)	30%
One month ended 04/30/10	31.19	0.02	1.35	1.37	—	—	—	32.56	4.39	66,194	1.34	(e)	1.34	(e)	0.83	(e)	6
Year ended 03/31/10	20.32	0.04	11.27	11.31	(0.44)	—	(0.44)	31.19	55.88	58,698	1.39		1.39		0.16		55
Year ended 03/31/09	39.82	0.36	(17.29)	(16.93)	—	(2.57)	(2.57)	20.32	(42.67)	46,322	1.36		1.36		1.16		17
Year ended 03/31/08	49.19	0.23	(5.72)	(5.49)	(0.37)	(3.51)	(3.88)	39.82	(11.89)	135,813	1.18		1.18		0.48		14
Year ended 03/31/07	43.45	0.15	9.20 (f)	9.35	(1.05)	(2.56)	(3.61)	49.19	21.86 (f)	181,748	1.23		1.23		0.33		20
Year ended 03/31/06	45.61	0.15	2.60	2.75	(0.47)	(4.44)	(4.91)	43.45	6.58	132,515	1.29		1.29		0.34		20

Class B
Six months ended 10/31/10	31.36	(0.11)	(0.06)	(0.17)	—	—	—	31.19	(0.57)	7,048	2.08	(d)	2.08	(d)	(0.74	)(d)	30
One month ended 04/30/10	30.06	0.00	1.30	1.30	—	—	—	31.36	4.33	9,534	2.09	(e)	2.09	(e)	0.08	(e)	6
Year ended 03/31/10	19.51	(0.15)	10.80	10.65	(0.10)	—	(0.10)	30.06	54.66	9,399	2.14		2.14		(0.59)		55
Year ended 03/31/09	38.68	0.13	(16.73)	(16.60)	—	(2.57)	(2.57)	19.51	(43.08)	9,454	2.11		2.11		0.41		17
Year ended 03/31/08	47.95	(0.13)	(5.55)	(5.68)	(0.08)	(3.51)	(3.59)	38.68	(12.54)	27,495	1.93		1.93		(0.27)		14
Year ended 03/31/07	42.46	(0.19)	8.96 (f)	8.77	(0.72)	(2.56)	(3.28)	47.95	20.95 (f)	37,553	1.98		1.98		(0.42)		20
Year ended 03/31/06	44.86	(0.17)	2.54	2.37	(0.33)	(4.44)	(4.77)	42.46	5.81	34,272	2.02		2.02		(0.39)		20

Class C
Six months ended 10/31/10	30.29	(0.10)	(0.06)	(0.16)	—	—	—	30.13	(0.56)	12,783	2.08	(d)	2.08	(d)	(0.74	)(d)	30
One month ended 04/30/10	29.03	0.00	1.26	1.26	—	—	—	30.29	4.34	14,536	2.09	(e)	2.09	(e)	0.08	(e)	6
Year ended 03/31/10	18.84	(0.14)	10.43	10.29	(0.10)	—	(0.10)	29.03	54.69	13,955	2.14		2.14		(0.59)		55
Year ended 03/31/09	37.51	0.12	(16.22)	(16.10)	—	(2.57)	(2.57)	18.84	(43.09)	11,232	2.11		2.11		0.41		17
Year ended 03/31/08	46.62	(0.12)	(5.40)	(5.52)	(0.08)	(3.51)	(3.59)	37.51	(12.56)	33,073	1.93		1.93		(0.27)		14
Year ended 03/31/07	41.35	(0.19)	8.74 (f)	8.55	(0.72)	(2.56)	(3.28)	46.62	20.98 (f)	47,521	1.98		1.98		(0.42)		20
Year ended 03/31/06	43.82	(0.17)	2.47	2.30	(0.33)	(4.44)	(4.77)	41.35	5.78	33,549	2.02		2.02		(0.39)		20

Class R
Six months ended 10/31/10	32.44	(0.04)	(0.05)	(0.09)	—	—	—	32.35	(0.34)	1,246	1.58	(d)	1.58	(d)	(0.24	)(d)	30
One month ended 04/30/10	31.08	0.02	1.34	1.36	—	—	—	32.44	4.38	1,208	1.59	(e)	1.59	(e)	0.58	(e)	6
Year ended 03/31/10	20.22	(0.02)	11.21	11.19	(0.33)	—	(0.33)	31.08	55.50	1,154	1.64		1.64		(0.09)		55
Year ended 03/31/09	39.75	0.27	(17.23)	(16.96)	—	(2.57)	(2.57)	20.22	(42.82)	599	1.61		1.61		0.91		17
Year ended 03/31/08	49.14	0.10	(5.71)	(5.61)	(0.27)	(3.51)	(3.78)	39.75	(12.12)	903	1.43		1.43		0.23		14
Year ended 03/31/07	43.41	0.04	9.19 (f)	9.23	(0.94)	(2.56)	(3.50)	49.14	21.59 (f)	203	1.48		1.48		0.08		20
Year ended 03/31/06(g)	43.91	0.02	4.38	4.40	(0.46)	(4.44)	(4.90)	43.41	10.57	22	1.52	(e)	1.52	(e)	0.11	(e)	20

Class Y
Six months ended 10/31/10	32.57	0.04	(0.05)	(0.01)	—	—	—	32.56	(0.09)	4,743	1.08	(d)	1.08	(d)	0.27	(d)	30
One month ended 04/30/10	31.19	0.03	1.35	1.38	—	—	—	32.57	4.43	3,120	1.09	(e)	1.09	(e)	1.08	(e)	6
Year ended 03/31/10	20.31	0.11	11.25	11.36	(0.48)	—	(0.48)	31.19	56.19	2,482	1.14		1.14		0.41		55
Year ended 03/31/09(g)	30.39	0.14	(7.65)	(7.51)	—	(2.57)	(2.57)	20.31	(24.90)	576	1.27	(e)	1.28	(e)	1.25	(e)	17

Investor Class
Six months ended 10/31/10	32.49	—	(0.06)	(0.06)	—	—	—	32.43	(0.21)	288,105	1.33	(d)	1.33	(d)	0.02	(d)	30
One month ended 04/30/10	31.11	0.02	1.36	1.38	—	—	—	32.49	4.44	310,119	1.34	(e)	1.34	(e)	0.83	(e)	6
Year ended 03/31/10	20.28	0.04	11.23	11.27	(0.44)	—	(0.44)	31.11	55.79	297,887	1.39		1.39		0.16		55
Year ended 03/31/09	39.74	0.35	(17.24)	(16.89)	—	(2.57)	(2.57)	20.28	(42.65)	217,365	1.36		1.36		1.16		17
Year ended 03/31/08	49.10	0.23	(5.71)	(5.48)	(0.37)	(3.51)	(3.88)	39.74	(11.89)	482,760	1.18		1.18		0.48		14
Year ended 03/31/07	43.37	0.15	9.19 (f)	9.34	(1.05)	(2.56)	(3.61)	49.10	21.88 (f)	629,840	1.23		1.23		0.33		20
Year ended 03/31/06	45.54	0.16	2.59	2.75	(0.48)	(4.44)	(4.92)	43.37	6.60	568,321	1.27		1.27		0.36		20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized based on average daily net assets (000’s omitted) of $54,860, $7,659, $12,693, $1,134 $2,962 and $275,606 for Class A, Class B, Class C, Class R, Class Y, and Investor Class shares, respectively
(e)	Annualized.
(f)	Net gains (losses) on securities (both realized and unrealized) per share and total return includes a special dividend received of $10.00 per share owned of Cablevision Systems Corp. — Class A on April 24, 2006. Net gains (losses) on securities (both realized and unrealized) per share excluding the special dividend are $8.81, $8.57, $8.35, $8.80 and $8.80 for Class A, Class B, Class C, Class R and Investor Class shares, respectively. Total returns excluding the special dividend are 20.89%, 19.97%, 19.97%, 20.62% and 20.90% for Class A, Class B, Class C, Class R and Investor Class shares, respectively.
(g)	Commencement date of October 25, 2005 and October 3, 2008 for Class R and Class Y shares, respectively.

16        Invesco Leisure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/10)	(10/31/10)[1]	Period[2]	(10/31/10)	Period[2]	Ratio
A	$1,000.00	$998.20	$6.70	$1,018.50	$6.77	1.33%

B	1,000.00	994.30	10.46	1,014.72	10.56	2.08

C	1,000.00	994.40	10.46	1,014.72	10.56	2.08

R	1,000.00	996.60	7.95	1,017.24	8.03	1.58

Y	1,000.00	999.10	5.44	1,019.76	5.50	1.08

Investor	1,000.00	997.90	6.70	1,018.50	6.77	1.33

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2010 through October 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17        Invesco Leisure Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Leisure Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve

18        Invesco Leisure Fund

the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Consumer Services Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was below the performance of the Index for the one year period, and that Index performance data was not available beyond the one year period. The Board noted that Invesco Advisers made changes to the Fund’s portfolio management team in 2009, and Invesco Advisers advised the Board that the team has a conservative, quality bias that underperformed during the low-quality rally in 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was the same as the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The
  Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Leisure Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client
Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-LEI-SAR-1	Invesco Distributors, Inc.

Invesco Small-Mid Special Value Fund
Semiannual Report to Shareholders  ▪ October 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Agreements
22	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/10 to 10/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.96%

Class B Shares	1.02

Class C Shares	0.52

Class Y Shares	1.03

Russell 2500 Value Index▼ (Broad Market/Style-Specific Index)	-1.74

Lipper Mid-Cap Value Funds Index▼ (Peer Group Index)	-0.54

▼Lipper Inc.
The Russell 2500™ Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500™ Value Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.
      The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Small-Mid Special Value Fund

Average Annual Total Returns
As of 10/31/10, including maximum applicable sales charges

Class A Shares

Inception (5/28/02)	7.71%

5 Years	3.83

1 Year	15.97

Class B Shares

Inception (5/28/02)	7.94%

5 Years	4.54

1 Year	17.94

Class C Shares

Inception (5/28/02)	7.63%

5 Years	4.22

1 Year	20.83

Class Y Shares

Inception (5/28/02)	8.69%

5 Years	5.27

1 Year	23.04
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Small-Mid Special Value Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Small-Mid Special Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, and Class Y shares was 1.46%,

Average Annual Total Returns
As of 9/30/10, the most recent calendar quarter-end including maximum applicable sales charges

Class A Shares

Inception (5/28/02)	7.41%

5 Years	2.48

1 Year	10.01

Class B Shares

Inception (5/28/02)	7.64%

5 Years	3.14

1 Year	11.30

Class C Shares

Inception (5/28/02)	7.33%

5 Years	2.87

1 Year	14.49

Class Y Shares

Inception (5/28/02)	8.40%

5 Years	3.90

1 Year	16.63
1.41%, 2.21% and 1.21%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, and Class Y shares was 1.50%, 1.45%, 2.25% and 1.25%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

[1]	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3	Invesco Small-Mid Special Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we are a strong organization with a single focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco

4	Invesco Small-Mid Special Value Fund

Schedule of Investments(a)

October 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.1%
Advertising–3.3%
Interpublic Group of Cos., Inc. (The)(b)	275,000	$2,846,250

Aerospace & Defense–5.0%
AAR Corp.(b)	101,700	2,241,468

AerCap Holdings N.V. (Netherlands)(b)	160,180	2,067,924

		4,309,392

Apparel Retail–1.6%
Abercrombie & Fitch Co. (Class A)	32,900	1,410,094

Application Software–3.9%
Amdocs Ltd. (Guernsey)(b)	71,600	2,196,688

Fair Isaac Corp.	49,100	1,180,364

		3,377,052

Asset Management & Custody Banks–2.5%
Federated Investors, Inc. (Class B)	55,100	1,372,541

Janus Capital Group, Inc.	78,900	833,184

		2,205,725

Computer Hardware–1.5%
Teradata Corp.(b)	32,400	1,275,264

Computer Storage & Peripherals–2.4%
QLogic Corp.(b)	118,300	2,078,531

Construction & Engineering–1.8%
Shaw Group, Inc. (The)(b)	52,200	1,595,232

Construction & Farm Machinery & Heavy Trucks–4.9%
Terex Corp.(b)	84,700	1,901,515

WABCO Holdings, Inc.(b)	50,300	2,334,926

		4,236,441

Consumer Electronics–2.2%
Harman International Industries, Inc.(b)	56,000	1,878,800

Data Processing & Outsourced Services–5.8%
Alliance Data Systems Corp.(b)	32,900	1,997,688

Broadridge Financial Solutions, Inc.	54,900	1,207,800

Computer Sciences Corp.	38,000	1,863,900

		5,069,388

Diversified Banks–0.7%
Wilmington Trust Corp.	82,400	585,864

Electric Utilities–1.7%
NV Energy, Inc.	106,800	1,458,888

Electrical Components & Equipment–2.2%
Belden, Inc.	68,400	1,908,360

Electronic Manufacturing Services–3.0%
Jabil Circuit, Inc.	167,300	2,566,382

Gas Utilities–2.0%
UGI Corp.	59,000	1,775,310

Health Care Equipment–3.0%
Beckman Coulter, Inc.	26,400	1,405,536

CONMED Corp.(b)	8,813	193,974

Cooper Cos., Inc. (The)	20,749	1,023,756

		2,623,266

Health Care Facilities–1.2%
Select Medical Holdings Corp.(b)	140,952	1,054,321

Human Resource & Employment Services–2.0%
Robert Half International, Inc.	65,400	1,772,994

Industrial Machinery–2.5%
Snap-On, Inc.	42,300	2,157,300

IT Consulting & Other Services–2.4%
Acxiom Corp.(b)	50,500	886,275

MAXIMUS, Inc.	20,432	1,238,792

		2,125,067

Life & Health Insurance–2.5%
CNO Financial Group, Inc.(b)	399,700	2,174,368

Life Sciences Tools & Services–4.2%
Furiex Pharmaceuticals, Inc.(b)	1	8

PerkinElmer, Inc.	77,400	1,815,030

Pharmaceutical Product Development, Inc.	70,200	1,811,862

		3,626,900

Multi-Utilities–2.3%
CMS Energy Corp.	109,700	2,016,286

Office Electronics–1.3%
Zebra Technologies Corp. (Class A)(b)	31,000	1,109,180

Office Services & Supplies–3.1%
Avery Dennison Corp.	42,400	1,541,240

Interface, Inc. (Class A)	81,167	1,167,993

		2,709,233

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Small-Mid Special Value Fund

	Shares	Value

Oil & Gas Equipment & Services–2.5%
Exterran Holdings, Inc.(b)	30,579	$769,674

Superior Energy Services, Inc.(b)	51,760	1,429,611

		2,199,285

Oil & Gas Exploration & Production–1.9%
Pioneer Natural Resources Co.	23,300	1,626,340

Packaged Foods & Meats–0.9%
ConAgra Foods, Inc.	35,600	800,644

Paper Packaging–2.0%
Sealed Air Corp.	74,700	1,729,305

Property & Casualty Insurance–2.5%
Axis Capital Holdings Ltd. (Bermuda)	37,600	1,278,776

Transatlantic Holdings, Inc.	16,700	878,420

		2,157,196

Regional Banks–1.9%
Zions Bancorporation	81,500	1,683,790

Reinsurance–2.2%
Reinsurance Group of America, Inc.	37,400	1,872,618

Restaurants–3.3%
AFC Enterprises, Inc.(b)	70,627	897,669

Wendy’s/Arby’s Group, Inc. (Class A)	418,500	1,925,100

		2,822,769

Semiconductor Equipment–1.9%
Novellus Systems, Inc.(b)	56,200	1,641,602

Specialized Consumer Services–1.2%
Weight Watchers International, Inc.	30,500	1,021,445

Systems Software–2.6%
Check Point Software Technologies Ltd. (Israel)(b)	52,200	2,231,550

Thrifts & Mortgage Finance–1.3%
TFS Financial Corp.	125,300	1,096,375

Tires & Rubber–1.3%
Goodyear Tire & Rubber Co. (The)(b)	114,600	1,171,212

Wireless Telecommunication Services–1.6%
MetroPCS Communications, Inc.(b)	130,100	1,354,341

Total Common Stocks & Other Equity Interests (Cost $68,256,913)		83,354,360

Money Market Funds–4.2%
Liquid Assets Portfolio–Institutional Class(c)	1,822,554	1,822,554

Premier Portfolio–Institutional Class(c)	1,822,554	1,822,554

Total Money Market Funds (Cost $3,645,108)		3,645,108

TOTAL INVESTMENTS–100.3% (Cost $71,902,021)		86,999,468

OTHER ASSETS LESS LIABILITIES–(0.3)%		(291,052)

NET ASSETS–100.0%		$86,708,416

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Small-Mid Special Value Fund

Statement of Assets and Liabilities

October 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $68,256,913)	$83,354,360

Investments in affiliated money market funds, at value and cost	3,645,108

Receivable for:
Dividends	13,999

Fund shares sold	13,625

Interest from affiliates	24,780

Other Assets	19,637

Total assets	87,071,509

Liabilities:
Payable for:
Fund shares reacquired	212,675

Accrued fees to affiliates	96,476

Accrued other operating expenses	53,942

Total liabilities	363,093

Net assets applicable to shares outstanding	$86,708,416

Net assets consist of:
Shares of beneficial interest	$89,833,748

Undistributed net investment income (loss)	(207,514)

Undistributed net realized gain (loss)	(18,015,265)

Unrealized appreciation	15,097,447

$86,708,416

Net Assets:
Class A	$24,914,170

Class B	$42,500,213

Class C	$14,961,412

Class Y	$4,332,621

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	2,366,649

Class B	4,313,778

Class C	1,558,529

Class Y	399,707

Class A:
Net asset value per share	$10.53

Maximum offering price per share, (net asset value of $10.53 divided by 94.50%)	$11.14

Class B:
Net asset value and offering price per share	$9.85

Class C:
Net asset value and offering price per share	$9.60

Class Y:
Net asset value and offering price per share	$10.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Small-Mid Special Value Fund

Statement of Operations

For the six months ended October 31, 2010
(Unaudited)

Investment income:
Dividends	$450,821

Dividends from affiliated money market funds	2,618

Interest	490

Total investment income	453,929

Expenses:
Advisory fees	284,390

Administrative services fees	27,033

Custodian fees	6,151

Distribution fees:
Class A	31,272

Class B	38,634

Class C	73,949

Transfer agent fees	109,392

Trustees’ and officers’ fees and benefits	6,911

Other	85,729

Total expenses	663,461

Less: Fees waived	(2,594)

Net expenses	660,867

Net investment income (loss)	(206,938)

Realized and unrealized gain (loss) from:
Net realized gain	9,024,182

Net change in unrealized appreciation (depreciation) of investment securities	(8,726,460)

Net realized and unrealized gain	297,722

Net increase in net assets resulting from operations	$90,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Small-Mid Special Value Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six months ended	For the year ended
	October 31,	April 30,
	2010	2010

Operations:
Net investment income (loss)	$(206,938)	$(311,466)

Net realized gain	9,024,182	2,060,787

Change in net unrealized appreciation (depreciation)	(8,726,460)	33,485,514

Net increase in net assets resulting from operations	90,784	35,234,835

Net decrease from transactions in shares of beneficial interest	(8,500,713)	(18,249,666)

Net increase (decrease) in net assets	(8,409,929)	16,985,169

Net Assets:
Beginning of year	95,118,345	78,133,176

End of year (Includes undistributed net investment income (loss) of $(207,514) and $(576), respectively)	$86,708,416	$95,118,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Small-Mid Special Value Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	For the six months ended
	October 31,		For the year ended April 30,
	2010		2010		2009		2008		2007	2006

Selected per share data:
Net asset value, beginning of period	$10.43		$6.97		$11.64		$15.26		$14.14	$13.21

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)		(0.02)		(0.01)		(0.02)		(0.03)	0.01

Net realized and unrealized gain (loss)	0.12		3.48		(4.10)		(1.11)		2.87	3.03

Total income (loss) from investment operations	0.10		3.46		(4.11)		(1.13)		2.84	3.04

Less distributions from net realized gain	—		—		(0.56)		(2.49)		(1.72)	(2.11)

Net asset value, end of period	$10.53		$10.43		$6.97		$11.64		$15.26	$14.14

Total return(b)	0.96%		49.64%		(34.93)%		(8.42)%		21.50%	24.26%

Net assets, end of period (000s omitted)	$24,914		$25,472		$20,041		$43,915		$45,640	$40,966

Ratios to average net assets:
Total expenses	1.46	%(c)(d)	1.53	%(d)	1.46	%(d)	1.25	%(d)	1.34%	1.34%

Net investment income (loss)	(0.40	)%(c)(d)	(0.27	)%(d)	(0.14	)%(d)	(0.16	)%(d)	(0.24)%	0.11%

Rebate from Morgan Stanley affiliate	0.00	%(c)(e)	0.01%		0.00	%(e)	0.00	%(e)	—	—

Portfolio turnover(f)	49%		41%		50%		51%		52%	70%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $24,806.
(d)	The ratios reflect the rebate of certain fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Small-Mid Special Value Fund

Financial Highlights—(continued)

(Unaudited)

	Class B Shares
	For the six months ended
	October 31,		For the year ended April 30,
	2010		2010		2009		2008		2007	2006

Selected per share data:
Net asset value, beginning of period	$9.76		$6.52		$10.94		$14.52		$13.63	$12.89

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)		(0.02)		0.00		(0.06)		(0.13)	(0.09)

Net realized and unrealized gain (loss)	0.11		3.26		(3.86)		(1.03)		2.74	2.94

Total income (loss) from investment operations	0.09		3.24		(3.86)		(1.09)		2.61	2.85

Less distributions from net realized gain	—		—		(0.56)		(2.49)		(1.72)	(2.11)

Net asset value, end of period	$9.85		$9.76		$6.52		$10.94		$14.52	$13.63

Total return(b)	0.92	%(d)	49.69%		(34.88)%		(8.55)%		20.57%	23.34%

Net assets, end of period (000s omitted)	$42,500		$48,460		$40,287		$87,936		$132,160	$145,349

Ratios to average net assets:
Total expenses	1.40	%(c)(d)(e)	1.48	%(e)	1.33	%(e)(f)	1.52	%(e)(f)	2.10%	2.09%

Net investment income (loss)	(0.34	)%(c)(d)(e)	(0.22	)%(e)	(0.01	)%(e)(f)	(0.43	)%(e)(f)	(1.00)%	(0.64)%

Rebate from Morgan Stanley affiliate	0.00	%(c)(g)	0.01%		0.00	%(g)	0.00	%(g)	—	—

Portfolio turnover(h)	49%		41%		50%		51%		52%	70%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $40,439.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.19%.
(e)	The ratios reflect the rebate of certain fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(f)	If the distributor had not rebated a portion of its fee to the fund, the expense and net investment income (loss) ratios would have been as follows:

Period ended:	Expense ratio	Net investment income (loss) ratio

April 30, 2009	2.20%	(0.88)%

April 30, 2008	2.00	(0.91)

(g)	Amount is less than 0.005%.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Small-Mid Special Value Fund

Financial Highlights—(continued)

(Unaudited)

	Class C Shares
	For the six months ended
	October 31,		For the year ended April 30,
	2010		2010		2009		2008		2007	2006

Selected per share data:
Net asset value, beginning of period	$9.55		$6.43		$10.89		$14.54		$13.64	$12.90

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.05)		(0.08)		(0.07)		(0.12)		(0.13)	(0.09)

Net realized and unrealized gain (loss)	0.10		3.20		(3.83)		(1.04)		2.75	2.94

Total income (loss) from investment operations	0.05		3.12		(3.90)		(1.16)		2.62	2.85

Less distributions from net realized gain	—		—		(0.56)		(2.49)		(1.72)	(2.11)

Net asset value, end of period	$9.60		$9.55		$6.43		$10.89		$14.54	$13.64

Total return(b)	0.52%		48.52%		(35.42)%		(9.08)%		20.73%	23.23%

Net assets, end of period (000s omitted)	$14,961		$16,309		$12,648		$26,412		$30,604	$29,976

Ratios to average net assets:
Total expenses	2.21	%(c)(d)	2.27	%(d)	2.21	%(d)	2.00	%(d)	2.05%	2.09%

Net investment income (loss)	(1.15	)%(c)(d)	(1.01	)%(d)	(0.89	)%(d)	(0.91	)%(d)	(0.95)%	(0.64)%

Rebate from Morgan Stanley affiliate	0.00	%(c)(e)	0.01%		0.00	%(e)	0.00	%(e)	—	—

Portfolio turnover(f)	49%		41%		50%		51%		52%	70%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $14,663.
(d)	The ratios reflect the rebate of certain fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Small-Mid Special Value Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y Shares
	For the six months ended		For the year ended
	October 31,		April 30,
	2010		2010		2009		2008		2007	2006

Selected per share data:
Net asset value, beginning of period	$10.73		$7.15		$11.89		$15.50		$14.30	$13.31

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		(0.00	)(g)	0.01		0.01		0.00	0.06

Net realized and unrealized gain (loss)	0.12		3.58		(4.19)		(1.13)		2.92	3.04

Total income (loss) from investment operations	0.11		3.58		(4.18)		(1.12)		2.92	3.10

Less distributions from net realized gain	—		—		(0.56)		(2.49)		(1.72)	(2.11)

Net asset value, end of period	$10.84		$10.73		$7.15		$11.89		$15.50	$14.30

Total return(b)	1.03%		50.07%		(34.78)%		(8.20)%		21.83%	24.54%

Net assets, end of period (000s omitted)	$4,333		$4,877		$5,157		$13,775		$13,329	$9,558

Ratios to average net assets:
Total expenses	1.21	%(c)(d)	1.28	%(d)	1.21	%(d)	1.00	%(d)	1.10%	1.09%

Net investment income (loss)	(0.15	)%(c)(d)	(0.02	)%(d)	0.11	%(d)	0.09	%(d)	0.00%	0.36%

Rebate from Morgan Stanley affiliate	0.00	%(c)(e)	0.01%		0.00	%(e)	0.00	%(e)	—	—

Portfolio turnover(f)	49%		41%		50%		51%		52%	70%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,291.
(d)	The ratios reflect the rebate of certain fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(g)	Amount is less than $(0.005).

Notes to Financial Statements

October 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small-Mid Special Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds), formerly AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Small-Mid Special Value Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B and Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund. Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares, respectively, throughout this report.
  The Fund’s investment objective is long-term capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

13        Invesco Small-Mid Special Value Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

14        Invesco Small-Mid Special Value Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.67% the Fund’s average daily net assets.
  Prior to the Reorganization, the Acquired Fund paid an advisory fee of $50,823 to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser had contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.46%, 2.21%, 2.21%, and 1.21%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the six months ended October 31, 2010, the Adviser waived advisory fees of $2,233.
  Prior to June 1, 2010, MSIA waived $361.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, the Acquired Fund paid an administration fee of $6,074 to Morgan Stanley Services Company, Inc.
  For the six months ended October 31, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid $19,280 to Morgan Stanley Services Company, Inc., which served

15        Invesco Small-Mid Special Value Fund

as the Acquired Fund’s transfer agent. For the six months ended October 31, 2010, the expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Morgan Stanley Distributors Inc. (“MSDI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $50,466 to MSDI.
  For the six months ended October 31, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to October 31, 2010, IDI advised the Fund that IDI retained $321 in front-end sales commissions from the sale of Class A shares and $6, $5,780 and $1,260 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. For the period May 1, 2010 to May 31, 2010, MSDI retained $125 in front-end sales commissions from the sale of Class A shares and $28, $2,063 and $30 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$86,999,468	$—	$—	$86,999,468

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period June 1, 2010 to October 31, 2010, the Fund paid legal fees of $256 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by

16        Invesco Small-Mid Special Value Fund

earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2017	$3,717,477

April 30, 2018	22,274,869

Total capital loss carryforward	$25,992,346

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2010 was $39,124,041 and $47,372,785, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,291,202

Aggregate unrealized (depreciation) of investment securities	(1,322,625)

Net unrealized appreciation of investment securities	$13,968,577

Cost of investments for tax purposes is $73,030,891.

17        Invesco Small-Mid Special Value Fund

NOTE 8—Share Information

	Summary of Share Activity

	For the
	six months ended
	October 31, 2010(a)		For the year ended
	(unaudited)		April 30, 2010
	Shares	Amount	Shares	Amount

Class A Shares
Sold	1,964,819	$18,905,076	102,264	$911,803

Redeemed	(2,040,523)	(19,383,188)	(534,695)	(4,678,569)

Net increase (decrease) — Class A	(75,704)	(478,112)	(432,431)	(3,766,766)

Class B Shares
Sold	1,818,312	16,065,400	86,511	703,056

Redeemed	(2,470,184)	(22,201,081)	(1,300,146)	(10,731,043)

Net increase (decrease) — Class B	(651,872)	(6,135,681)	(1,213,635)	(10,027,987)

Class C Shares
Sold	16,920	150,845	78,879	609,427

Redeemed	(166,562)	(1,486,746)	(337,939)	(2,679,934)

Net increase (decrease) — Class C	(149,642)	(1,335,901)	(259,060)	(2,070,507)

Class Y Shares
Sold	20,947	213,315	66,351	613,833

Redeemed	(75,859)	(764,334)	(332,736)	(2,998,239)

Net increase (decrease) — Class Y	(54,912)	(551,019)	(266,385)	(2,384,406)

Net increase in (decrease) in share activity	(932,130)	$(8,500,713)	(2,171,511)	$(18,249,666)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

NOTE 9—Change in Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Trust for the fiscal year following May 31, 2010. Prior to May 31, 2010, the Trust’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). The Board of Trustees selected a new independent auditor for the Trust’s current fiscal year in connection with the appointment of Invesco Advisers as investment adviser to the Trust (“New Advisory Agreement”).
  Effective June 1, 2010, the Prior Auditor resigned as the independent registered public accounting firm of the Trust. The Prior Auditor’s report on the financial statements of the Trust for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10—Significant Event

Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Small Cap Value Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

18        Invesco Small-Mid Special Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/10)	(10/31/10)[1]	Period[2]	(10/31/10)	Period[2]	Ratio[3]
A	$1,000.00	$1,009.60	$7.40	$1,017.85	$7.43	1.46%

B	1,000.00	1,010.20	7.09	1,018.15	7.12	1.40

C	1,000.00	1,005.20	11.17	1,014.06	11.22	2.21

Y	1,000.00	1,010.30	6.13	1,019.11	6.16	1.21

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2010 through October 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
[3]	The expense ratios reflect an expense waiver. The Class B expense ratio reflects actual 12b-1 fees of 0.19%.

19        Invesco Small-Mid Special Value Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Small-Mid Special Value Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these

20        Invesco Small-Mid Special Value Fund

services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21        Invesco Small-Mid Special Value Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley Small-Mid Special Value Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	5,186,503	196,124	344,111	0

22        Invesco Small-Mid Special Value Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-SMSV-SAR-1	Invesco Distributors, Inc.

Invesco Technology Fund
Semiannual Report to Shareholders  ▪ October 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/10 to 10/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.66%

Class B Shares	4.29

Class C Shares	4.29

Class Y Shares	4.80

Investor Class Shares	4.70

Institutional Class Shares	5.09

S&P 500 Index▼ (Broad Market Index)	0.76

Bank of America Merrill Lynch 100 Technology Index▼ (Style-Specific Index)	6.10

Lipper Science & Technology Funds Index▼ (Peer Group Index)	5.35

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Bank of America Merrill Lynch 100 Technology Index is a price-only equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.
     The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science & technology funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Technology Fund

Average Annual Total Returns
As of 10/31/10, including maximum applicable
sales charges

Class A Shares

Inception (3/28/02)		-0.87%

5	Years	2.68

1	Year	17.98

Class B Shares

Inception (3/28/02)		-0.92%

5	Years	2.73

1	Year	18.92

Class C Shares

Inception (2/14/00)		-10.69%

10	Years	-10.65

5	Years	3.09

1	Year	22.93

Class Y Shares

10	Years	-9.92%

5	Years	3.95

1	Year	25.13

Investor Class Shares

Inception (1/19/84)		9.57%

10	Years	-9.95

5	Years	3.88

1	Year	24.93

Institutional Class Shares

Inception (12/21/98)		0.43%

10	Years	-9.28

5	Years	4.59

1	Year	25.88
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 9/30/10, the most recent calendar quarter-end including maximum applicable sales charges

Class A Shares

Inception (3/28/02)		-1.57%

5	Years	1.05

1	Year	7.00

Class B Shares

Inception (3/28/02)		-1.62%

5	Years	1.05

1	Year	7.41

Class C Shares

Inception (2/14/00)		-11.27%

10	Years	-12.11

5	Years	1.44

1	Year	11.40

Class Y Shares

10	Years	-11.40%

5	Years	2.30

1	Year	13.51

Investor Class Shares

Inception (1/19/84)		9.35%

10	Years	-11.43

5	Years	2.23

1	Year	13.28

Institutional Class Shares

Inception (12/21/98)		-0.08%

10	Years	-10.76

5	Years	2.93

1	Year	14.12
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares was 1.75%, 2.50%, 2.50%, 1.50%, 1.75% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3	Invesco Technology Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we are a strong organization with a single focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco

4	Invesco Technology Fund

Schedule of Investments(a)

October 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.66%
Application Software–8.56%
Adobe Systems Inc.(b)	274,032	$7,714,001

Autodesk, Inc.(b)	261,735	9,469,572

Citrix Systems, Inc.(b)	105,522	6,760,795

NICE Systems Ltd.–ADR (Israel)(b)	273,772	9,168,624

Quest Software, Inc.(b)	353,330	9,246,646

TIBCO Software Inc.(b)	529,518	10,177,336

		52,536,974

Communications Equipment–11.85%
Acme Packet, Inc.(b)	158,094	6,252,618

Ciena Corp.(b)(c)	497,506	6,910,358

Cisco Systems, Inc.(b)	659,842	15,064,193

Finisar Corp.(b)(c)	347,097	5,904,120

JDS Uniphase Corp.(b)	605,620	6,365,066

Plantronics, Inc.	144,743	5,193,379

Polycom, Inc.(b)	177,818	6,006,692

QUALCOMM, Inc.	403,319	18,201,787

Sycamore Networks, Inc.	91,729	2,796,817

		72,695,030

Computer Hardware–8.26%
Apple Inc.(b)	150,229	45,199,399

Dell Inc.(b)	381,027	5,479,168

		50,678,567

Computer Storage & Peripherals–5.93%
EMC Corp.(b)	675,372	14,189,566

NetApp, Inc.(b)	140,377	7,475,075

QLogic Corp.(b)	343,050	6,027,388

SMART Technologies Inc.–Class A (Canada)(b)	329,400	4,278,906

STEC Inc.(b)(c)	215,341	3,359,320

Western Digital Corp.(b)	33,488	1,072,286

		36,402,541

Data Processing & Outsourced Services–4.71%
Alliance Data Systems Corp.(b)(c)	159,469	9,682,958

MasterCard, Inc.–Class A	35,055	8,415,303

Western Union Co.	271,188	4,772,909

Wright Express Corp.(b)	160,317	6,045,554

		28,916,724

Electronic Components–2.04%
Corning Inc.	362,590	6,628,145

Dolby Laboratories Inc.–Class A(b)	95,941	5,917,641

		12,545,786

Electronic Manufacturing Services–5.35%
Flextronics International Ltd. (Singapore)(b)	1,835,781	13,144,192

Jabil Circuit, Inc.	239,729	3,677,443

Tyco Electronics Ltd. (Switzerland)	505,488	16,013,860

		32,835,495

Fertilizers & Agricultural Chemicals–1.06%
Monsanto Co.	109,985	6,535,309

Health Care Equipment–0.50%
Masimo Corp.	102,337	3,087,507

Home Entertainment Software–0.55%
Nintendo Co., Ltd. (Japan)	13,100	3,382,336

Internet Retail–1.75%
Amazon.com, Inc.(b)	65,147	10,758,375

Internet Software & Services–7.35%
Google Inc.–Class A(b)	47,766	29,280,080

GSI Commerce, Inc.(b)	243,768	5,952,815

VeriSign, Inc.(b)	156,000	5,421,000

Yahoo! Inc.(b)	268,663	4,435,626

		45,089,521

IT Consulting & Other Services–5.38%
Cognizant Technology Solutions Corp.–Class A(b)	380,931	24,832,892

International Business Machines Corp.	56,801	8,156,623

		32,989,515

Other Diversified Financial Services–0.26%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Cost $25,801,962)(d)(e)	—	1,569,931

Semiconductor Equipment–3.40%
Advanced Energy Industries, Inc.(b)	251,658	3,613,809

ASML Holding N.V.–New York Shares (Netherlands)	322,246	10,695,344

Cymer, Inc.(b)	177,322	6,552,048

		20,861,201

Semiconductors–13.43%
Avago Technologies Ltd. (Singapore)(b)	365,638	9,023,946

Broadcom Corp.–Class A	255,231	10,398,111

Cirrus Logic, Inc.(b)(c)	246,007	3,161,190

Intel Corp.	883,699	17,735,839

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Technology Fund

	Shares	Value

Semiconductors–(continued)

Microsemi Corp.(b)	651,966	$13,039,320

ON Semiconductor Corp.(b)	893,048	6,849,678

RF Micro Devices, Inc.(b)	727,636	5,304,466

Semtech Corp.(b)	383,649	8,213,925

Skyworks Solutions, Inc.(b)	179,959	4,122,861

Xilinx, Inc.	171,504	4,598,022

		82,447,358

Systems Software–16.36%
Ariba Inc.(b)	477,211	8,962,023

Check Point Software Technologies Ltd. (Israel)(b)	587,650	25,122,037

CommVault Systems, Inc.(b)	106,426	3,078,904

Microsoft Corp.	780,368	20,789,004

Oracle Corp.	481,250	14,148,750

Red Hat, Inc.(b)	241,347	10,199,324

Rovi Corp.(b)	256,270	12,980,076

Symantec Corp.(b)	316,345	5,118,462

		100,398,580

Technology Distributors–0.92%
Anixter International Inc.	105,127	5,644,269

Total Common Stocks & Other Equity Interests (Cost $447,168,480)		599,375,019

Money Market Funds–2.16%
Liquid Assets Portfolio–Institutional Class(f)	6,618,495	6,618,495

Premier Portfolio–Institutional Class(f)	6,618,495	6,618,495

Total Money Market Funds (Cost $13,236,990)		13,236,990

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.82% (Cost $460,405,470)		612,612,009

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.04%
Liquid Assets Portfolio–Institutional Class (Cost $18,670,242)(f)(g)	18,670,242	18,670,242

TOTAL INVESTMENTS–102.86% (Cost $479,075,712)		631,282,251

OTHER ASSETS LESS LIABILITIES–(2.86)%		(17,558,896)

NET ASSETS–100.00%		$613,723,355

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2010.
(d)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of October 31, 2010 represented 0.26% of the Fund’s Net Assets. See Note 4.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2010 represented 0.26% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of October 31, 2010

Information Technology	94.1%

Consumer Discretionary	1.7

Materials	1.1

Health Care	0.5

Financials	0.3

Money Market Funds Plus Other Assets Less Liabilities	2.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Technology Fund

Statement of Assets and Liabilities

October 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $421,366,518)*	$597,805,088

Investments in affiliates, at value (Cost $57,709,194)	33,477,163

Total investments, at value (Cost $479,075,712)	631,282,251

Foreign currencies, at value (Cost $18,584)	19,020

Receivables for:
Investments sold	1,051,276

Fund shares sold	1,196,676

Dividends	336,480

Investment for trustee deferred compensation and retirement plans	155,575

Other assets	33,505

Total assets	634,074,783

Liabilities:
Payables for:
Fund shares reacquired	481,885

Collateral upon return of securities loaned	18,670,242

Accrued fees to affiliates	744,983

Accrued other operating expenses	196,458

Trustee deferred compensation and retirement plans	257,860

Total liabilities	20,351,428

Net assets applicable to shares outstanding	$613,723,355

Net assets consist of:
Shares of beneficial interest	$823,810,772

Undistributed net investment income	17,430,428

Undistributed net realized gain (loss)	(379,725,692)

Unrealized appreciation	152,207,847

$613,723,355

Net Assets:
Class A	$194,625,415

Class B	$16,767,481

Class C	$16,881,485

Class Y	$2,846,718

Investor Class	$382,117,952

Institutional Class	$484,304

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	6,515,834

Class B	599,161

Class C	619,652

Class Y	95,723

Investor Class	12,897,923

Institutional Class	15,042

Class A:
Net asset value per share	$29.87

Maximum offering price per share
(Net asset value of $29.87 divided by 94.50%)	$31.61

Class B:
Net asset value and offering price per share	$27.98

Class C:
Net asset value and offering price per share	$27.24

Class Y:
Net asset value and offering price per share	$29.74

Investor Class:
Net asset value and offering price per share	$29.63

Institutional Class:
Net asset value and offering price per share	$32.20

*	At October 31, 2010, securities with an aggregate value of $18,642,677 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Technology Fund

Statement of Operations

For the six months ended October 31, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,118)	$1,689,824

Dividends from affiliates (includes securities lending income of $23,423)	5,388,952

Total investment income	7,078,776

Expenses:
Advisory fees	2,027,731

Administrative services fees	90,713

Custodian fees	12,552

Distribution fees:
Class A	220,018

Class B	82,817

Class C	75,045

Investor Class	311,976

Transfer agent fees — A, B, C, Y and Investor	1,594,438

Transfer agent fees — Institutional	222

Trustees’ and officers’ fees and benefits	14,023

Other	185,696

Total expenses	4,615,231

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(21,886)

Net expenses	4,593,345

Net investment income	2,485,431

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	41,629,787

Foreign currencies	4,696

41,634,483

Change in net unrealized appreciation (depreciation) of:
Investment securities	(19,979,320)

Foreign currencies	2,728

(19,976,592)

Net realized and unrealized gain	21,657,891

Net increase in net assets resulting from operations	$24,143,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Technology Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2010, the one month ended April 30, 2010 and the year ended March 31, 2010
(Unaudited)

	Six months ended	One month ended	Year ended
	October 31,	April 30,	March 31,
	2010	2010	2010

Operations:
Net investment income (loss)	$2,485,431	$(829,504)	$(4,913,255)

Net realized gain	41,634,483	8,934,335	13,311,849

Change in net unrealized appreciation (depreciation)	(19,976,592)	5,819,722	224,439,919

Net increase in net assets resulting from operations	24,143,322	13,924,553	232,838,513

Share transactions–net:
Class A	(4,635,400)	(927,708)	(4,902,658)

Class B	(2,594,451)	(749,006)	(6,218,634)

Class C	(573,744)	(122,278)	1,662,437

Class Y	(206,607)	9,931	2,021,471

Investor Class	(29,497,453)	(3,635,432)	(19,357,328)

Institutional Class	(48,441)	(18,656)	(120,432)

Net increase (decrease) in net assets resulting from share transactions	(37,556,096)	(5,443,149)	(26,915,144)

Net increase (decrease) in net assets	(13,412,774)	8,481,404	205,923,369

Net assets:
Beginning of period	627,136,129	618,654,725	412,731,356

End of period (includes undistributed net investment income of $17,430,428, $14,944,997 and 15,774,501, respectively)	$613,723,355	$627,136,129	$618,654,725

Notes to Financial Statements

October 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Technology Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

9        Invesco Technology Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

10        Invesco Technology Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Technology Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least August 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2011. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2010, the Adviser waived advisory fees of $14,408.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended October 31, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $3,891.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2010, IDI advised the Fund that IDI retained $8,526 in front-end sales commissions from the sale of Class A shares and $0, $13,735 and $1,208 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco Technology Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$626,329,984	$3,382,336	$1,569,931	$631,282,251

NOTE 4—Investments in Other Affiliates

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended October 31, 2010.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	04/30/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	10/31/10	Income

BlueStream Ventures L.P.	$7,653,343	$—	$—	$(6,083,412)	$—	$1,569,931	$5,348,810

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2010, the Fund engaged in securities purchases of $13,377.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,587.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2010, the Fund paid legal fees of $2,744 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

13        Invesco Technology Fund

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2010 which expires as follows:

Capital Loss Carryforward*
Expiration	April 30, 2010

March 31, 2011	$359,117,378

March 31, 2017	3,704,356

March 31, 2018	52,049,634

Total capital loss carryforward	$414,871,368

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2010 was $133,500,296 and $176,310,150, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$196,323,026

Aggregate unrealized (depreciation) of investment securities	(34,620,253)

Net unrealized appreciation of investment securities	$161,702,773

Cost of investments for tax purposes is $469,579,478.

14        Invesco Technology Fund

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		One month ended		Year ended
	October 31, 2010(a)		April 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	493,884	$13,529,082	75,945	$2,204,119	1,355,544	$30,562,059

Class B	35,176	886,127	11,217	305,528	143,469	3,085,971

Class C	78,348	1,990,867	15,834	419,976	280,346	5,978,796

Class Y	12,274	327,768	916	26,391	437,117	8,969,785

Investor Class	372,995	9,987,093	120,611	3,445,797	1,572,726	35,993,517

Institutional Class	1,318	38,010	266	8,228	40,882	1,009,819

Automatic conversion of Class B shares to Class A shares:
Class A	59,417	1,610,052	21,472	620,328	211,469	4,912,711

Class B	(63,314)	(1,610,052)	(22,831)	(620,328)	(223,809)	(4,912,711)

Reacquired:
Class A	(741,083)	(19,774,534)	(130,267)	(3,752,155)	(1,743,332)	(40,377,428)

Class B	(75,273)	(1,870,526)	(15,941)	(434,206)	(195,926)	(4,391,894)

Class C	(106,831)	(2,564,611)	(20,490)	(542,254)	(197,150)	(4,316,359)

Class Y	(19,849)	(534,375)	(572)	(16,460)	(364,831)	(6,948,314)

Investor Class	(1,495,651)	(39,484,546)	(247,473)	(7,081,229)	(2,340,481)	(55,350,845)

Institutional Class	(3,121)	(86,451)	(861)	(26,884)	(41,736)	(1,130,251)

Net increase (decrease) in share activity	(1,451,710)	$(37,556,096)	(192,174)	$(5,443,149)	(1,065,712)	$(26,915,144)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund for the six months ended October 31, 2010. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.

Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

15        Invesco Technology Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
				Net gains							to average		to average net		Ratio of net
	Net asset	Net		(losses) on							net assets		assets without		investment
	value,	investment		securities (both		Total from	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and		investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)		operations	of period	Return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 10/31/10	$28.53	$0.12	(d)	$1.22		$1.34	$29.87	4.70%		$194,625	1.62	%(e)	1.63	%(e)	0.87	%(d)(e)	24%
One month ended 04/30/10	27.91	(0.04)		0.66		0.62	28.53	2.22		191,274	1.66	(f)	1.66	(f)	(1.56	)(f)	4
Year ended 03/31/10	17.77	(0.20)		10.34		10.14	27.91	57.06		187,989	1.66		1.75		(0.87)		35
Year ended 03/31/09	25.58	(0.00	)(g)	(7.81	)(h)	(7.81)	17.77	(30.53	)(h)	122,823	1.55		1.83		(0.02	)(g)	68
Year ended 03/31/08	28.49	(0.23)		(2.68)		(2.91)	25.58	(10.21)		217,236	1.55		1.56		(0.77)		42
Year ended 03/31/07	28.45	(0.30)		0.34		0.04	28.49	0.14		284,962	1.56		1.57		(1.07)		126

Class B
Six months ended 10/31/10	26.83	0.01	(d)	1.14		1.15	27.98	4.29		16,767	2.37	(e)	2.38	(e)	0.12	(d)(e)	24
One month ended 04/30/10	26.26	(0.05)		0.62		0.57	26.83	2.17		18,853	2.41	(f)	2.41	(f)	(2.31	)(f)	4
Year ended 03/31/10	16.84	(0.35)		9.77		9.42	26.26	55.94		19,173	2.41		2.50		(1.62)		35
Year ended 03/31/09	24.43	(0.16	)(g)	(7.43	)(h)	(7.59)	16.84	(31.07	)(h)	16,952	2.30		2.58		(0.77	)(g)	68
Year ended 03/31/08	27.42	(0.44)		(2.55)		(2.99)	24.43	(10.90)		38,443	2.30		2.31		(1.52)		42
Year ended 03/31/07	27.59	(0.48)		0.31		(0.17)	27.42	(0.62)		62,355	2.31		2.32		(1.82)		126

Class C
Six months ended 10/31/10	26.12	0.01	(d)	1.11		1.12	27.24	4.29		16,881	2.37	(e)	2.38	(e)	0.12	(d)(e)	24
One month ended 04/30/10	25.57	(0.05)		0.60		0.55	26.12	2.15		16,931	2.41	(f)	2.41	(f)	(2.31	)(f)	4
Year ended 03/31/10	16.40	(0.35)		9.52		9.17	25.57	55.92		16,689	2.41		2.50		(1.62)		35
Year ended 03/31/09	23.78	(0.16	)(g)	(7.22	)(h)	(7.38)	16.40	(31.03	)(h)	9,340	2.30		2.58		(0.77	)(g)	68
Year ended 03/31/08	26.69	(0.42)		(2.49)		(2.91)	23.78	(10.90)		16,116	2.30		2.31		(1.52)		42
Year ended 03/31/07	26.86	(0.47)		0.30		(0.17)	26.69	(0.63)		21,386	2.31		2.32		(1.82)		126

Class Y
Six months ended 10/31/10	28.37	0.15	(d)	1.22		1.37	29.74	4.83		2,847	1.37	(e)	1.38	(e)	1.12	(d)(e)	24
One month ended 04/30/10	27.74	(0.03)		0.66		0.63	28.37	2.27		2,931	1.41	(f)	1.41	(f)	(1.31	)(f)	4
Year ended 03/31/10	17.63	(0.14)		10.25		10.11	27.74	57.34		2,856	1.41		1.50		(0.62)		35
Year ended 03/31/09(i)	20.92	0.02	(g)	(3.31	)(h)	(3.29)	17.63	(15.73	)(h)	541	1.30	(f)	1.86	(f)	0.23	(f)(g)	68

Investor Class
Six months ended 10/31/10	28.29	0.13	(d)	1.21		1.34	29.63	4.74		382,118	1.54	(e)	1.55	(e)	0.95	(d)(e)	24
One month ended 04/30/10	27.67	(0.04)		0.66		0.62	28.29	2.24		396,631	1.65	(f)	1.65	(f)	(1.55	)(f)	4
Year ended 03/31/10	17.61	(0.20)		10.26		10.06	27.67	57.13		391,424	1.66		1.75		(0.87)		35
Year ended 03/31/09	25.35	(0.00	)(g)	(7.74	)(h)	(7.74)	17.61	(30.53	)(h)	262,730	1.53		1.81		0.00	(g)	68
Year ended 03/31/08	28.23	(0.22)		(2.66)		(2.88)	25.35	(10.20)		424,981	1.52		1.53		(0.74)		42
Year ended 03/31/07	28.19	(0.28)		0.32		0.04	28.23	0.14		595,776	1.53		1.54		(1.04)		126

Institutional Class
Six months ended 10/31/10	30.64	0.23	(d)	1.33		1.56	32.20	5.09		484	0.91	(e)	0.92	(e)	1.58	(d)(e)	24
One month ended 04/30/10	29.95	(0.02)		0.71		0.69	30.64	2.30		516	0.90	(f)	0.90	(f)	(0.80	)(f)	4
Year ended 03/31/10	18.93	(0.03)		11.05		11.02	29.95	58.21		522	0.91		0.91		(0.12)		35
Year ended 03/31/09	27.07	0.12	(g)	(8.26	)(h)	(8.14)	18.93	(30.07	)(h)	346	0.90		0.91		0.63	(g)	68
Year ended 03/31/08	29.95	(0.03)		(2.85)		(2.88)	27.07	(9.62)		9	0.86		0.87		(0.10)		42
Year ended 03/31/07	29.70	(0.11)		0.36		0.25	29.95	0.84		12	0.86		0.86		(0.37)		126

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a distribution from BlueStreams Ventures L.P. on October 17, 2010. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the distribution are $(0.14) and (1.01)%; $(0.22) and (1.76)%; $(0.22) and (1.76)%, $(0.10) and (0.76)%, $(0.13) and (0.93)% and $(0.04) and (0.30)% for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $174,580, $16,428, $14,887, $2,708, $355,928 and $454 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(f)	Annualized.
(g)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a distribution from BlueStreams Ventures L.P. on October 23, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the distribution are $(0.13) and (0.57)%; $(0.29) and (1.32)%; $(0.29) and (1.32)%, $(0.02) and (0.32)%, $(0.13) and (0.55)% and $(0.01) and 0.08% for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(h)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $(8.01), $(7.63), $(7.42), $(3.33), $(7.94) and $(8.46) for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively and total returns would have been lower.
(i)	Commencement date of October 3, 2008 for Class Y shares.

16        Invesco Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/10)	(10/31/10)[1]	Period[2]	(10/31/10)	Period[2]	Ratio
A	$1,000.00	$1,046.60	$8.36	$1,017.04	$8.24	1.62%

B	1,000.00	1,042.90	12.20	1,013.26	12.03	2.37

C	1,000.00	1,042.90	12.20	1,013.26	12.03	2.37

Y	1,000.00	1,048.00	7.07	1,018.30	6.97	1.37

Investor	1,000.00	1,047.00	7.95	1,017.44	7.83	1.54

Institutional	1,000.00	1,050.90	4.70	1,020.62	4.63	0.91

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2010 through October 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17        Invesco Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Technology Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve

18        Invesco Technology Fund

the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Science & Technology Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the third quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that Invesco Advisers made changes to the Fund’s portfolio management team in 2008 and added a co-manager in 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Technology Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our
Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-TEC-SAR-1	Invesco Distributors, Inc.

Invesco Utilities Fund
Semiannual Report to Shareholders ▪  October 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 4/30/10 to 10/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.78%

Class B Shares	5.46

Class C Shares	5.43

Class Y Shares	5.94

Investor Class Shares	5.82

Institutional Class Shares	6.13

S&P 500 Index▼ (Broad Market Index)	0.76

S&P 500 Utilities Index▼ (Style-Specific Index)	6.56

Lipper Utility Funds Index▼ (Peer Group Index)	7.09

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
      The S&P 500 Utilities Index is an unmanaged index considered representative of the utilities market.
      The Lipper Utility Funds Index is an unmanaged index considered representative of utility funds tracked by Lipper.
      The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Utilities Fund

Average Annual Total Returns
As of 10/31/10, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	5.84%

5 Years	3.00

1 Year	8.80

Class B Shares

Inception (3/28/02)	5.82%

5 Years	3.05

1 Year	9.33

Class C Shares

Inception (2/14/00)	-0.77%

10 Years	-0.33

5 Years	3.40

1 Year	13.31

Class Y Shares

10 Years	0.54%

5 Years	4.28

1 Year	15.44

Investor Class Shares

Inception (6/2/86)	7.84%

10 Years	0.49

5 Years	4.18

1 Year	15.16

Institutional Class Shares

Inception (10/25/05)	4.79%

5 Years	4.66

1 Year	15.71
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares performance reflects any applicable fee waivers or expense reimbursements.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 9/30/10, the most recent calendar quarter-end including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	5.62%

5 Years	1.22

1 Year	3.38

Class B Shares

Inception (3/28/02)	5.60%

5 Years	1.22

1 Year	3.63

Class C Shares

Inception (2/14/00)	-0.99%

10 Years	-0.90

5 Years	1.61

1 Year	7.64

Class Y Shares

10 Years	-0.03%

5 Years	2.46

1 Year	9.72

Investor Class Shares

Inception (6/2/86)	7.77%

10 Years	-0.08

5 Years	2.37

1 Year	9.45

Institutional Class Shares

Inception (10/25/05)	4.38%

1 Year	10.01
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares was 1.55%, 2.30%, 2.30%, 1.30%, 1.55% and 0.99%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, perfor-
mance is at net asset value. The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3	Invesco Utilities Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
      It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
      As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we are a strong organization with a single focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco

4	Invesco Utilities Fund

Schedule of Investments(a)

October 31, 2010
(Unaudited)

	Shares	Value

Common Stocks–94.44%
Electric Utilities–45.15%
American Electric Power Co., Inc.	282,044	$10,559,727

Duke Energy Corp.	356,635	6,494,323

E.ON AG (Germany)	181,827	5,705,066

Edison International	265,234	9,787,135

Entergy Corp.	113,104	8,429,641

Exelon Corp.	128,702	5,253,616

FirstEnergy Corp.	182,411	6,625,168

NextEra Energy, Inc.	61,323	3,375,218

Northeast Utilities	201,714	6,309,614

Pepco Holdings, Inc.	511,384	9,849,256

Pinnacle West Capital Corp.	35,941	1,479,332

Portland General Electric Co.	442,985	9,258,386

PPL Corp.	319,998	8,607,946

Southern Co.	268,975	10,186,083

		101,920,511

Gas Utilities–6.61%
AGL Resources Inc.	94,372	3,705,045

Atmos Energy Corp.	57,122	1,682,243

ONEOK, Inc.	130,296	6,491,347

UGI Corp.	101,519	3,054,706

		14,933,341

Independent Power Producers & Energy Traders–4.67%
Calpine Corp.(b)	324,311	4,053,888

NRG Energy, Inc.(b)	326,496	6,500,535

		10,554,423

Integrated Telecommunication Services–5.60%
AT&T Inc.	137,685	3,924,023

Qwest Communications International Inc.	388,412	2,563,519

Verizon Communications Inc.	189,471	6,152,123

		12,639,665

Multi-Utilities–26.42%
CMS Energy Corp.	194,167	3,568,789

Dominion Resources, Inc.	248,638	10,805,808

National Grid PLC (United Kingdom)	1,078,733	10,197,878

PG&E Corp.	128,398	6,139,992

Public Service Enterprise Group Inc.	208,552	6,746,657

Sempra Energy	150,445	8,045,799

TECO Energy, Inc.	89,157	1,568,272

Wisconsin Energy Corp.	38,065	2,266,390

Xcel Energy, Inc.	432,000	10,307,520

		59,647,105

Oil & Gas Exploration & Production–1.06%
EQT Corp.	63,894	2,392,191

Oil & Gas Storage & Transportation–4.93%
El Paso Corp.	173,152	2,295,996

Southern Union Co.(b)	150,011	3,769,776

Williams Cos., Inc. (The)	235,177	5,061,009

		11,126,781

Total Common Stocks (Cost $192,985,692)		213,214,017

Money Market Funds–5.22%
Liquid Assets Portfolio–Institutional Class(c)	5,894,063	5,894,063

Premier Portfolio–Institutional Class(c)	5,894,063	5,894,063

Total Money Market Funds (Cost $11,788,126)		11,788,126

TOTAL INVESTMENTS–99.66% (Cost $204,773,818)		225,002,143

OTHER ASSETS LESS LIABILITIES–0.34%		759,976

NET ASSETS–100.00%		$225,762,119

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of October 31, 2010

Utilities	84.5%

Telecommunication Services	5.6

Energy	4.3

Money Market Funds Plus Other Assets Less Liabilities	5.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Utilities Fund

Statement of Assets and Liabilities

October 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $192,985,692)	$213,214,017

Investments in affiliated money market funds, at value and cost	11,788,126

Total investments, at value (Cost $204,773,818)	225,002,143

Receivables for:
Investments sold	1,058,789

Fund shares sold	147,329

Dividends	457,503

Investment for trustee deferred compensation and retirement plans	53,696

Other assets	29,920

Total assets	226,749,380

Liabilities:
Payables for:
Investments purchased	421,398

Fund shares reacquired	232,344

Accrued fees to affiliates	187,099

Accrued other operating expenses	51,876

Trustee deferred compensation and retirement plans	94,544

Total liabilities	987,261

Net assets applicable to shares outstanding	$225,762,119

Net assets consist of:
Shares of beneficial interest	$219,682,972

Undistributed net investment income	621,726

Undistributed net realized gain (loss)	(14,772,401)

Unrealized appreciation	20,229,822

$225,762,119

Net Assets:
Class A	$130,762,144

Class B	$14,636,950

Class C	$12,765,461

Class Y	$1,080,960

Investor Class	$59,586,787

Institutional Class	$6,929,817

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	8,766,198

Class B	979,197

Class C	846,937

Class Y	71,863

Investor Class	3,961,872

Institutional Class	464,336

Class A:
Net asset value per share	$14.92

Maximum offering price per share (Net asset value of $14.92 divided by 94.50%)	$15.79

Class B:
Net asset value and offering price per share	$14.95

Class C:
Net asset value and offering price per share	$15.07

Class Y:
Net asset value and offering price per share	$15.04

Investor Class:
Net asset value and offering price per share	$15.04

Institutional Class:
Net asset value and offering price per share	$14.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Utilities Fund

Statement of Operations

For the six months ended October 31, 2010
(Unaudited)

Dividends (net of foreign withholding taxes of $51,605)	$4,853,774

Dividends from affiliated money market funds (includes securities lending income of $29,467)	36,034

Total investment income	4,889,808

Expenses:
Advisory fees	831,850

Administrative services fees	50,715

Custodian fees	6,297

Distribution fees:
Class A	158,857

Class B	74,267

Class C	60,919

Investor Class	72,697

Transfer agent fees — A, B, C, Y and Investor	328,095

Transfer agent fees — Institutional	2,232

Trustees’ and officers’ fees and benefits	10,011

Other	98,734

Total expenses	1,694,674

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(7,492)

Net expenses	1,687,182

Net investment income	3,202,626

Realized and unrealized gain from:
Net realized gain from:
Investment securities	2,031,459

Foreign currencies	51,248

2,082,707

Change in net unrealized appreciation of:
Investment securities	6,972,067

Foreign currencies	1,307

6,973,374

Net realized and unrealized gain	9,056,081

Net increase in net assets resulting from operations	$12,258,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Utilities Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2010, the one month ended April 30, 2010, and the year ended March 31, 2010
(Unaudited)

	Six months ended	One month ended	Year ended
	October 31,	April 30,	March 31,
	2010	2010	2010

Operations:
Net investment income	$3,202,626	$87,648	$5,803,854

Net realized gain (loss)	2,082,707	102,795	(8,641,957)

Change in net unrealized appreciation	6,973,374	4,377,377	50,890,343

Net increase in net assets resulting from operations	12,258,707	4,567,820	48,052,240

Distributions to shareholders from net investment income:
Class A	(1,652,421)	—	(3,302,932)

Class B	(139,888)	—	(316,849)

Class C	(115,334)	—	(227,107)

Class Y	(14,307)	—	(21,333)

Investor Class	(755,357)	—	(1,510,545)

Institutional Class	(128,306)	—	(330,591)

Total distributions from net investment income	(2,805,613)	—	(5,709,357)

Share transactions–net:
Class A	(5,160,555)	(1,883,657)	(12,296,835)

Class B	(1,652,177)	(451,263)	(5,880,676)

Class C	(220,869)	(511,948)	(1,409,142)

Class Y	(19,126)	(2,535)	683,838

Investor Class	(2,608,781)	(862,556)	(4,772,488)

Institutional Class	(3,370,024)	(103,726)	(1,233,630)

Net increase (decrease) in net assets resulting from share transactions	(13,031,532)	(3,815,685)	(24,908,933)

Net increase (decrease) in net assets	(3,578,438)	752,135	17,433,950

Net assets:
Beginning of period	229,340,557	228,588,422	211,154,472

End of period (includes undistributed net investment income of $621,726, $224,713 and $138,678, respectively)	$225,762,119	$229,340,557	$228,588,422

Notes to Financial Statements

October 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Utilities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

8        Invesco Utilities Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

9        Invesco Utilities Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the

10        Invesco Utilities Fund

U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser had contractually agreed, through at least August 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Broad of Trustees or Invesco may terminate the fee waiver arrangement at any time. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2011. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended October 31, 2010, the Adviser waived advisory fees of $5,857.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended October 31, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $784.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including

11        Invesco Utilities Fund

asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended October 31, 2010, expenses incurred under the Plan are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2010, IDI advised the Fund that IDI retained $11,171 in front-end sales commissions from the sale of Class A shares and $0, $14,048 and $392 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended October 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$219,297,077	$5,705,066	$—	$225,002,143

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $851.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended October 31, 2010, the Fund paid legal fees of $2,127 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available

12        Invesco Utilities Fund

capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of April 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

April 30, 2012	$303,708

April 30, 2017	16,152,764

Total capital loss carryforward	$16,456,472

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2010 was $19,214,366 and $36,926,504, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$29,144,703

Aggregate unrealized (depreciation) of investment securities	(9,315,014)

Net unrealized appreciation of investment securities	$19,829,689

Cost of investments for tax purposes is $205,172,454.

13        Invesco Utilities Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		One month ended		Year ended
	October 31, 2010(a)		April 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	383,501	$5,418,316	50,448	$718,429	1,145,287	$15,866,051

Class B	70,171	987,766	10,273	146,603	148,588	2,002,311

Class C	82,140	1,174,736	11,394	163,990	215,891	2,986,046

Class Y	7,564	108,009	2,022	29,112	133,707	1,883,447

Investor Class	129,878	1,863,033	18,267	262,986	349,112	4,791,947

Institutional Class	49,574	691,013	4,710	67,237	164,198	2,148,656

Issued as reinvestment of dividends:
Class A	105,162	1,491,446	—	—	217,409	2,990,021

Class B	8,993	127,912	—	—	21,047	289,240

Class C	7,390	106,028	—	—	15,050	209,242

Class Y	863	12,343	—	—	1,264	17,717

Investor Class	49,680	710,562	—	—	103,032	1,428,598

Institutional Class	9,070	128,306	—	—	24,078	330,591

Automatic conversion of Class B shares to Class A shares:
Class A	66,186	938,889	18,421	259,923	256,330	3,403,648

Class B	(66,025)	(938,889)	(18,369)	(259,923)	(255,683)	(3,403,648)

Reacquired:
Class A	(922,128)	(13,009,206)	(201,028)	(2,862,009)	(2,581,280)	(34,556,555)

Class B	(129,693)	(1,828,966)	(23,759)	(337,943)	(359,300)	(4,768,579)

Class C	(105,902)	(1,501,633)	(46,991)	(675,938)	(341,981)	(4,604,430)

Class Y	(9,948)	(139,478)	(2,208)	(31,647)	(87,138)	(1,217,326)

Investor Class	(365,233)	(5,182,376)	(78,520)	(1,125,542)	(807,266)	(10,993,033)

Institutional Class	(296,708)	(4,189,343)	(11,997)	(170,963)	(276,249)	(3,712,877)

Net increase (decrease) in share activity	(925,465)	$(13,031,532)	(267,337)	$(3,815,685)	(1,913,904)	$(24,908,933)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

14        Invesco Utilities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset	Net		(losses) on			Dividends					net assets		assets without		investment
	value,	investment		securities (both		Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and		investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)		operations	income	of period	Return(a)		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 10/31/10	$14.28	$0.21	(c)	$0.62		$0.83	$(0.19)	$14.92	5.85%		$130,762	1.45	%(d)	1.46	%(d)	2.96	%(d)	9%
One month ended 04/30/10	14.00	0.01	(c)	0.27		0.28	—	14.28	2.00		130,406	1.49		1.50		0.53		0
Year ended 03/31/10	11.57	0.34	(c)	2.43		2.77	(0.34)	14.00	24.06		129,685	1.53		1.54		2.58		14
Year ended 03/31/09	17.89	0.35	(c)	(6.29	)(e)	(5.94)	(0.38)	11.57	(33.56	)(e)	118,328	1.48		1.50		2.26		5
Year ended 03/31/08	18.15	0.32	(c)	(0.27)		0.05	(0.31)	17.89	0.20		214,352	1.31		1.34		1.69		25
Year ended 03/31/07	13.92	0.31		4.23		4.54	(0.31)	18.15	33.05		214,289	1.31		1.41		2.01		33
Year ended 03/31/06	12.28	0.28		1.65		1.93	(0.29)	13.92	15.74		135,835	1.30		1.46		2.06		37

Class B
Six months ended 10/31/10	14.31	0.16	(c)	0.61		0.77	(0.13)	14.95	5.46		14,637	2.20	(d)	2.21	(d)	2.21	(d)	9
One month ended 04/30/10	14.04	(0.00	)(c)	0.27		0.27	—	14.31	1.92		15,680	2.24		2.25		(0.22)		0
Year ended 03/31/10	11.60	0.24	(c)	2.44		2.68	(0.24)	14.04	23.19		15,828	2.28		2.29		1.83		14
Year ended 03/31/09	17.95	0.24	(c)	(6.32	)(e)	(6.08)	(0.27)	11.60	(34.12	)(e)	18,254	2.23		2.25		1.51		5
Year ended 03/31/08	18.21	0.18	(c)	(0.27)		(0.09)	(0.17)	17.95	(0.53)		47,990	2.06		2.09		0.94		25
Year ended 03/31/07	13.97	0.20		4.24		4.44	(0.20)	18.21	32.02		49,840	2.06		2.16		1.26		33
Year ended 03/31/06	12.32	0.18		1.66		1.84	(0.19)	13.97	14.92		41,888	2.05		2.21		1.31		37

Class C
Six months ended 10/31/10	14.43	0.16	(c)	0.62		0.78	(0.14)	15.07	5.43		12,765	2.20	(d)	2.21	(d)	2.21	(d)	9
One month ended 04/30/10	14.15	(0.00	)(c)	0.28		0.28	—	14.43	1.98		12,457	2.24		2.25		(0.22)		0
Year ended 03/31/10	11.70	0.25	(c)	2.45		2.70	(0.25)	14.15	23.09		12,723	2.28		2.29		1.83		14
Year ended 03/31/09	18.09	0.24	(c)	(6.36	)(e)	(6.12)	(0.27)	11.70	(34.06	)(e)	11,817	2.23		2.25		1.51		5
Year ended 03/31/08	18.35	0.18	(c)	(0.27)		(0.09)	(0.17)	18.09	(0.52)		23,176	2.06		2.09		0.94		25
Year ended 03/31/07	14.08	0.20		4.27		4.47	(0.20)	18.35	31.99		17,711	2.06		2.16		1.26		33
Year ended 03/31/06	12.41	0.18		1.68		1.86	(0.19)	14.08	14.98		11,208	2.05		2.21		1.31		37

Class Y
Six months ended 10/31/10	14.40	0.23	(c)	0.61		0.84	(0.20)	15.04	5.94		1,081	1.20	(d)	1.21	(d)	3.21	(d)	9
One month ended 04/30/10	14.11	0.01	(c)	0.28		0.29	—	14.40	2.06		1,057	1.24		1.25		0.78		0
Year ended 03/31/10	11.67	0.39	(c)	2.43		2.82	(0.38)	14.11	24.26		1,038	1.28		1.29		2.83		14
Year ended 03/31/09(f)	14.51	0.15	(c)	(2.77	)(e)	(2.62)	(0.22)	11.67	(18.13	)(e)	300	1.46	(g)	1.47	(g)	2.28	(g)	5

Investor Class
Six months ended 10/31/10	14.40	0.21	(c)	0.62		0.83	(0.19)	15.04	5.82		59,587	1.45	(d)	1.46	(d)	2.96	(d)	9
One month ended 04/30/10	14.11	0.01	(c)	0.28		0.29	—	14.40	2.06		59,707	1.49		1.50		0.53		0
Year ended 03/31/10	11.67	0.35	(c)	2.44		2.79	(0.35)	14.11	23.96		59,381	1.53		1.54		2.58		14
Year ended 03/31/09	18.04	0.35	(c)	(6.34	)(e)	(5.99)	(0.38)	11.67	(33.54	)(e)	53,227	1.48		1.50		2.26		5
Year ended 03/31/08	18.30	0.32	(c)	(0.27)		0.05	(0.31)	18.04	0.22		95,682	1.31		1.34		1.69		25
Year ended 03/31/07	14.04	0.32		4.26		4.58	(0.32)	18.30	33.00		106,793	1.31		1.41		2.01		33
Year ended 03/31/06	12.38	0.28		1.67		1.95	(0.29)	14.04	15.79		84,701	1.30		1.46		2.06		37

Institutional Class
Six months ended 10/31/10	14.28	0.24	(c)	0.62		0.86	(0.22)	14.92	6.13		6,930	0.94	(d)	0.95	(d)	3.47	(d)	9
One month ended 04/30/10	14.00	0.01	(c)	0.27		0.28	—	14.28	2.00		10,034	0.98		0.99		1.04		0
Year ended 03/31/10	11.57	0.42	(c)	2.43		2.85	(0.42)	14.00	24.75		9,934	0.97		0.98		3.14		14
Year ended 03/31/09	17.89	0.42	(c)	(6.29	)(e)	(5.87)	(0.45)	11.57	(33.24	)(e)	9,228	1.00		1.01		2.74		5
Year ended 03/31/08	18.15	0.40	(c)	(0.27)		0.13	(0.39)	17.89	0.63		18,522	0.89		0.89		2.11		25
Year ended 03/31/07	13.92	0.36		4.24		4.60	(0.37)	18.15	33.54		5,132	0.91		0.91		2.41		33
Year ended 03/31/06(f)	13.48	0.13		0.46		0.59	(0.15)	13.92	4.34		719	0.92	(g)	1.05	(g)	2.44	(g)	37

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $126,049, $14,732, $12,084, $1,016, $57,683 and $8,453 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $(6.39), $(6.42), $(6.46), $(2.83), $(6.44) and $(6.39) for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively, and total returns would have been lower.
(f)	Commencement date of October 3, 2008 and October 25, 2005 for Class Y and Institutional Class shares, respectively.
(g)	Annualized.

15        Invesco Utilities Fund

NOTE 11—Significant Event

Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Van Kampen Utility Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

16        Invesco Utilities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(05/01/10)	(10/31/10)[1]	Period[2]	(10/31/10)	Period[2]	Ratio
A	$1,000.00	$1,057.80	$7.52	$1,017.90	$7.38	1.45%

B	1,000.00	1,054.60	11.39	1,014.12	11.17	2.20

C	1,000.00	1,054.30	11.39	1,014.12	11.17	2.20

Y	1,000.00	1,059.40	6.23	1,019.16	6.11	1.20

Investor	1,000.00	1,058.20	7.52	1,017.90	7.38	1.45

Institutional	1,000.00	1,061.30	4.88	1,020.47	4.79	0.94

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2010 through October 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17        Invesco Utilities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Utilities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided and determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to the Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources

18        Invesco Utilities Fund

and talents of the Affiliated Sub-Advisers in managing the Fund.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Utility Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was above the effective rate for the other mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints, and that the Fund would share in economies of scale as the Fund’s net assets exceeded the breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with the Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Utilities Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-UTI-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of December 14, 2010 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:   AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: January 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: January 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: January 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.